   As filed with the Securities and Exchange Commission on April 30, 2001


                                                        Registration No. 2-95003
                                                                       811-04183

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549
                              ---------------------

                                    FORM N-4

                         POST-EFFECTIVE AMENDMENT NO. 22

                                       to
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  /X/
                                       and

                                 AMENDMENT NO. 25

                                       to
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

                       SUN LIFE (N.Y.) VARIABLE ACCOUNT B
                           (Exact Name of Registrant)

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
                               (Name of Depositor)

                        122 East 42nd Street, Suite 1900
                            New York, New York 10017
                             (Address of Depositor's
                          Principal Executive Offices)

                  Depositor's Telephone Number:  (212) 983-6352

            Edward M. Shea, Assistant Vice President and Senior Counsel
                 c/o Sun Life Assurance Company of Canada (U.S.)
                       Retirement Products and Services
                              One Copley Place
                         Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)

                         Copies of Communications to:

                              Joan Boros, Esq.
                Jorden Burt Cicchetti Berenson & Johnson LLP
                    1025 Thomas Jefferson Street, N.W.
                              Suite 400 East
                          Washington, D.C. 20007


--------------------------------------------------------------------------------
Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

  [ ] Immediately upon filing pursuant to paragraph (b) of Rule 485.

  [X] On May 1, 2001 pursuant to paragraph (b) of Rule 485.

  [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

  [ ] On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

  [ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of securities being registered:

  Units of interest in Separate Account under variable annuity contracts.



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS


     Attached hereto and made a part hereof is the Prospectus dated May 1, 2001.

                                                                      PROSPECTUS
                                                                     MAY 1, 2001

                                   COMPASS 2

    Sun Life Insurance and Annuity Company of New York ("we" or the "Company") and Sun Life of New York (N.Y.) Variable Account B (the "Variable Account") offer the individual flexible payment deferred annuity contracts described in this Prospectus (the "Contracts").

    You may choose among 7 variable investment options and a fixed account option. The variable options are Sub-Accounts in the Variable Account, each of which invests in shares of one of the following series of the MFS/Sun Life Series Trust (the "Series Fund"), a mutual fund advised by our affiliate Massachusetts Financial Services Company:

Money Market Series               Global Governments Series
High Yield Series                 Total Return Series
Capital Appreciation Series       Managed Sectors Series
Government Securities Series

The fixed account option pays interest at a guaranteed fixed rate.

    THIS PROSPECTUS MUST BE ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE SERIES FUND. PLEASE READ THIS PROSPECTUS AND THE SERIES FUND PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP THEM FOR FUTURE REFERENCE. THEY CONTAIN IMPORTANT INFORMATION ABOUT THE CONTRACTS AND THE SERIES FUND.

    We have filed a Statement of Additional Information dated May 1, 2001 (the "SAI"), which is incorporated by reference in this Prospectus, with the Securities and Exchange Commission (the "SEC"). The table of contents for the SAI is on page 23 of this Prospectus. You may obtain a copy without charge by writing to us at the address shown below (which we sometimes refer to as our "Service Address") or by telephoning (800) 447-7569. In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference, and other information regarding companies that file with the SEC.

    THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

    THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    ANY REFERENCE IN THIS PROSPECTUS TO RECEIPT BY US MEANS RECEIPT AT THE FOLLOWING ADDRESS:

          SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
        P.O. BOX 9141
        BOSTON, MASSACHUSETTS 02117

                               TABLE OF CONTENTS

                                                                 PAGE
Definitions                                                         2
Synopsis                                                            3
Expense Summary                                                     5
Condensed Financial Information--Accumulation Unit Values           7
Performance Data                                                    8
Financial Statements                                                8
A Word About the Company, the Variable Account and the
  Series Fund                                                       8
Purchase Payments and Contract Values During Accumulation
  Phase                                                            10
Withdrawals                                                        11
Death Benefit                                                      13
Contract Charges                                                   14
Annuity Provisions                                                 16
Other Contract Provisions                                          18
Tax Considerations                                                 20
Distribution of the Contracts                                      22
Legal Proceedings                                                  23
Owner Inquiries                                                    23
Table of Contents for Statement of Additional Information          23

                                  DEFINITIONS

    The Contract is a legal document that uses a number of specially defined terms. We explain some of the terms that we use in this Prospectus in the context where they arise, and others are self-explanatory. In addition, for convenient reference, we have compiled a list of terms used in this Prospectus, which appears below. If you come across a term that you do not understand, please refer to this list of definitions for an explanation.

    The terms "we" and "the Company" will be used to refer to Sun Life Insurance and Annuity Company of New York. We will use the term "you" to refer to the Owner of the Contract. Readers of this Prospectus should note that unless they are the Owner of the Contract, their ability to exercise any rights belonging to the Owner will depend on their agreement with the Owner.

Accumulation Account: An account we establish for the Contract to which we credit net Purchase Payments in the form of Accumulation Units.

Accumulation Phase: The period before the Annuity Commencement Date and during the lifetime of the Annuitant. The Accumulation Phase will also terminate when you surrender your Contract.

Accumulation Unit: A unit of measure we use to calculate the value of the Accumulation Account. There are two types of Accumulation Units: Variable Accumulation Units and Fixed Accumulation Units.

Annuitant: The person or persons named in the Contract and on whose life the first annuity payment is to be made.

Annuity Commencement Date: The date on which we are to make the first annuity payment.

Annuity Unit: A unit of measure we use to calculate the amount of the second and each subsequent Variable Annuity payment.

Beneficiary: The person who has the right to the death benefit set forth in the Contract.

Company: Sun Life Insurance and Annuity Company of New York (also referred to in this Prospectus as "we").

Contract Years and Contract Anniversaries: The first Contract Year is the period of 12 months plus a part of a month as measured from the date we issue the Contract to the first day of the calendar month that follows the calendar month of issue. All Contract Years and Contract Anniversaries thereafter are 12 month periods based upon the first day of the calendar month that follows the calendar month of issue.

Due Proof of Death: An original certified copy of an official death certificate, or an original certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to us.

Fixed Account: The Fixed Account consists of all assets of the Company other than those allocated to a separate account of the Company.

Fixed Annuity:  An annuity with payments that do not vary as to dollar amount.

Non-Qualified Contract: A Contract used in connection with a retirement plan that does not receive favorable federal income tax treatment under Sections 401, 403 or 408 of the Internal Revenue Code of 1986, as amended (the "Code"). The Contract must be owned by a natural person or by a trust or other entity as agent for a natural person for the Contract to receive favorable income tax treatment as an annuity.

Owner: The person, persons or entity entitled to the ownership rights stated in the Contract and in whose name or names the Contract is issued. In this Prospectus, we refer to the Owner as "you".

Payee: The recipient of payments under the Contract. The term may include an Annuitant, a Beneficiary who becomes entitled to benefits upon the death of the Annuitant or any person who is designated as the beneficiary of distributions made as a result of the death of the Owner.

Purchase Payment (Payment): An amount you, or someone on your behalf, pay to us as consideration for the benefits provided by the Contract.

Qualified Contract: A Contract used in connection with a retirement plan that receives favorable federal income tax treatment under Sections 401, 403 or 408 of the Code.

Series Fund:  MFS/Sun Life Series Trust.

Sub-Account: That portion of the Variable Account that invests in shares of a particular series of the Series Fund.

Valuation Period: The period of time from one determination of Accumulation Unit and Annuity Unit values to the next subsequent determination of these values.

Variable Annuity: An annuity with payments that vary as to dollar amount in relation to the investment performance of specified Sub-Accounts of the Variable Account.

We:  Sun Life Insurance and Annuity Company of New York.

You:  The Owner of the Contract.

                                    SYNOPSIS

    You may allocate Purchase Payments to Sub-Accounts of the Variable Account or to the Fixed Account or to both. Purchase Payments must total at least $300 for the first Contract Year and each Purchase Payment must be at least $25 (see "Purchase Payments" on page 10). During the Accumulation Phase you may, without charge, transfer amounts among the Sub-Accounts and between the Sub-Accounts and the Fixed Account, subject to certain conditions (see "Transfers" on page 11).

    We do not deduct a sales charge from Purchase Payments; however, if you make a cash withdrawal, we will, with certain exceptions, deduct a withdrawal charge of 5% of the amount withdrawn. You may withdraw a portion of your Accumulation Account each year before we impose the withdrawal charge, and after we have held a Purchase Payment for 5 years you may withdraw it without charge. We do not impose a withdrawal charge upon annuitization or upon the transfers described above (see "Withdrawals" and "Withdrawal Charges" on pages 11 and 14, respectively).

    Special restrictions on withdrawals apply to Qualified Contracts, including Contracts used with Tax-Sheltered Annuities established pursuant to Section 403(b) of the Internal Revenue Code. In addition, under certain circumstances, withdrawals may result in tax penalties (see "Tax Considerations" on page 20).

    If the Annuitant dies before the Annuity Commencement Date, we will pay a death benefit to your Beneficiary. If the Annuitant dies on or after the Annuity Commencement Date, we will not pay a death benefit (unless the annuity option elected provides for a death benefit) (see "Death Benefit" on page 13).

    On each Contract Anniversary and on surrender of the Contract for full value, we will deduct a contract maintenance charge of $30. After the Annuity Commencement Date, we deduct this pro rata from each annuity payment we make during the year (see "Contract Maintenance Charge" on page 14).

    We also deduct a mortality and expense risk charge equal to an annual rate of 1.30% of the daily net assets of the Variable Account attributable to the Contracts (see "Mortality and Expense Risk Charge " on page 14).

    We will deduct a charge for premium taxes payable to any governmental entity (see "Premium Taxes" on page 15).

    Annuity payments will begin on the Annuity Commencement Date. You select the Annuity Commencement Date, frequency of payments, and the annuity option (see "Annuity Provisions" on page 16).

    If you are not satisfied with the Contract, you may return it to us at our Service Address within 10 days after we deliver the Contract to you. When we receive the returned Contract, we will cancel it and refund to you the full amount of all Purchase Payments made.

                                EXPENSE SUMMARY

    The purpose of the following table and Examples is to help you understand the costs and expenses that you will bear, directly and indirectly, under a Contract. The table reflects expenses of the Variable Account attributable to the Contracts as well as of the Series Fund. The information set forth should be considered together with the narrative provided under the heading "Contract Charges" in this Prospectus, and with the Series Fund prospectus. In addition to the expenses listed below, premium taxes may be applicable if you are a resident of a state other than New York.

                                           MONEY    HIGH      CAPITAL     GOVERNMENT    GLOBAL      TOTAL   MANAGED
                                          MARKET    YIELD   APPRECIATION  SECURITIES  GOVERNMENTS  RETURN   SECTORS
OWNER TRANSACTION EXPENSES                SERIES   SERIES      SERIES       SERIES      SERIES     SERIES   SERIES
--------------------------                ------   ------      ------       ------      ------     ------   ------
Sales Load Imposed on Purchases.........   $   0    $   0      $   0        $   0        $   0      $   0    $   0
Deferred Sales Load (as a percentage of
 Purchase Payments withdrawn) (1)
  Number of Contract Years Payment in
    Accumulation Account
    0-5.................................       5%       5%         5%           5%           5%         5%       5%
    Thereafter..........................       0%       0%         0%           0%           0%         0%       0%
Exchange Fee............................   $   0    $   0      $   0        $   0        $   0      $   0    $   0

ANNUAL CONTRACT MAINTENANCE CHARGE
                                          ---------------$30 per Contract ---------------
SEPARATE ACCOUNT ANNUAL EXPENSES
----------------------------------------
(as a percentage of average Separate Account
 assets)
Mortality and Expense Risk Fees.........    1.30%    1.30%      1.30%        1.30%        1.30%      1.30%    1.30%
Other Account Fees and Expenses.........    0.00%    0.00%      0.00%        0.00%        0.00%      0.00%    0.00%
Total Separate Account Annual
 Expenses...............................    1.30%    1.30%      1.30%        1.30%        1.30%      1.30%    1.30%

SERIES FUND ANNUAL EXPENSES
(as a percentage of Series Fund average net
 assets)(2)
Management Fees.........................    0.50%    0.75%      0.71%        0.55%        0.75%      0.65%    0.71%
Other Expenses(3).......................    0.08%    0.08%      0.04%        0.07%        0.15%      0.04%    0.05%
Total Series Fund Annual Expenses.......    0.58%    0.83%      0.75%        0.62%        0.94%      0.70%    0.76%

------------------------
(1) A portion of the Accumulation Account value may be withdrawn each year without imposition of any withdrawal charge, and after a Purchase Payment has been held by the Company for 5 years it may be withdrawn free of any withdrawal charge.

(2) The information relating to Series Fund expenses was provided by the Series Fund and we have not independently verified it. You should consult the Series Fund prospectus for more information about Series Fund expenses.

(3) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the Series with its custodian and dividend disbursing agent, and may enter into such other arrangements and directed brokerage arrangements (which would also have the effect of reducing the Series' expenses). Any such fee reductions are not reflected in the table. If these fees had been taken into account, "Total Series Fund Annual Expenses" would be 0.82% for the High Yields Series; 0.74% for the Capital Appreciation Series; 0.93% for the Global Governments Series; and 0.79% for the Total Return Series.

                                    EXAMPLES

    If you surrender your Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming an average Contract size of $30,000 and a 5% annual return on assets:

                                                                  1 YEAR          3 YEARS          5 YEARS          10 YEARS
                                                                  ------          -------          -------          --------
Capital Appreciation Series................................        $ 67             $112             $160             $248
Global Governments Series..................................        $ 69             $118             $170             $268
Government Securities Series...............................        $ 66             $108             $154             $235
High Yield Series..........................................        $ 68             $115             $164             $256
Managed Sectors Series.....................................        $ 67             $113             $161             $249
Money Market Series........................................        $ 65             $107             $152             $231
Total Return Series........................................        $ 66             $111             $158             $243

If you do NOT surrender your Contract, or if you annuitize at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming an average Contract size of $30,000 and a 5% annual return on assets:

                                                                  1 YEAR          3 YEARS          5 YEARS          10 YEARS
                                                                  ------          -------          -------          --------
Capital Appreciation Series................................        $ 22             $ 67             $115             $248
Global Governments Series..................................        $ 24             $ 73             $125             $268
Government Securities Series...............................        $ 21             $ 63             $109             $235
High Yield Series..........................................        $ 23             $ 70             $119             $256
Managed Sectors Series.....................................        $ 22             $ 68             $116             $249
Money Market Series........................................        $ 20             $ 62             $107             $231
Total Return Series........................................        $ 21             $ 66             $113             $243

    THE EXAMPLES SHOULD NOT BE CONSIDERED TO BE REPRESENTATIONS OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LOWER THAN THOSE SHOWN.

           CONDENSED FINANCIAL INFORMATION--ACCUMULATION UNIT VALUES

    The following information should be read in conjunction with the Variable Account's financial statements appearing in the Statement of Additional Information, all of which has been audited by Deloitte & Touche LLP, independent auditors.

                                                            YEAR ENDED DECEMBER 31,
                               ---------------------------------------------------------------------------------
                                  1990       1991      1992      1993      1994      1995      1996      1997
                                  ----       ----      ----      ----      ----      ----      ----      ----
CAPITAL APPRECIATION SERIES
 Unit Value:
    Beginning of Period           $19.8292  $17.6811  $24.5945  $27.5884  $32.1362  $30.5824  $40.5956  $48.6833
    End of Period                 $17.6811  $24.5945  $27.5884  $32.1362  $30.5824  $40.5956  $48.6833  $59.1724
  Units Outstanding at End of
    Period                       1,488,508 1,498,930 1,647,257 1,631,966 1,352,145 1,311,905 1,149,253 1,049,111
HIGH YIELD SERIES
 Unit Value:
    Beginning of Period           $12.9242  $10.9543  $15.9592  $18.1105  $21.0484  $20.3148  $23.4173  $25.9755
    End of Period                 $10.9543  $15.9592  $18.1105  $21.0484  $20.3148  $23.4173  $25.9755  $29.0298
  Units Outstanding at End of
    Period                       1,031,781   822,234   799,929   815,313   673,380   570,116   489,793   421,472
GOVERNMENT SECURITIES SERIES
 Unit Value:
    Beginning of Period           $14.3889  $15.4639  $17.6811  $18.6404  $20.0002  $19.3176  $23.4352  $22.5040
    End of Period                 $15.4639  $17.6811  $18.6404  $20.0002  $19.3176  $23.4352  $22.5040  $24.1586
  Units Outstanding at End of
    Period                       3,019,599 2,805,551 2,572,771 2,077,587 1,877,778 1,317,288 1,160,869   897,267
MONEY MARKET SERIES
 Unit Value:
    Beginning of Period           $12.6230  $13.4389  $14.0362  $14.3185  $14.5062  $14.8503  $15.4592  $16.0115
    End of Period                 $13.4389  $14.0362  $14.3185  $14.5062  $14.8503  $15.4592  $16.0115  $16.6078
  Units Outstanding at End of
    Period                       2,049,178 1,572,794   945,904   822,445 1,074,216 1,084,910   917,551   713,552
GLOBAL GOVERNMENTS SERIES
 Unit Value:
    Beginning of Period           $11.2281  $12.5679  $14.2565  $14.1646  $16.6299  $15.6877  $17.9197  $18.5138
    End of Period                 $12.5679  $14.2565  $14.1646  $16.6299  $15.6877  $17.9197  $18.5138  $18.1356
  Units Outstanding at End of
    Period                         203,424   447,204   539,885   572,506   530,682   433,736   358,117   256,940
TOTAL RETURN SERIES
 Unit Value:
    Beginning of Period           $12.1807  $12.3512  $14.8323  $15.9052  $17.8114  $17.1937  $21.5225  $24.2332
    End of Period                 $12.3512  $14.8323  $15.9052  $17.8114  $17.1937  $21.5225  $24.2332  $29.1777
  Units Outstanding at End of
    Period                       1,182,806 1,568,328 1,958,326 2,239,181 2,083,366 1,740,564 1,532,369 1,345,153
MANAGED SECTORS SERIES
 Unit Value:
    Beginning of Period           $14.9199  $13.1936  $21.1295  $22.2236  $22.8407  $22.1251  $28.8928  $33.5381
    End of Period                 $13.1936  $21.1295  $22.2236  $22.8407  $22.1251  $28.8928  $33.5381  $41.5939
  Units Outstanding at End of
    Period                         141,628   207,819   343,592   338,757   328,532   331,221   314,243   270,624

                                   YEAR ENDED DECEMBER 31,
                                -----------------------------
                                  1998      1999      2000
                                  ----      ----      ----
CAPITAL APPRECIATION SERIES
 Unit Value:
    Beginning of Period          $59.1724  $75.1838  $98.4308
    End of Period                $75.1838  $98.4308  $86.0814
  Units Outstanding at End of
    Period                        881,482   723,461   603,929
HIGH YIELD SERIES
 Unit Value:
    Beginning of Period          $29.0298  $28.8320  $30.4067
    End of Period                $28.8320  $30.4067  $27.9845
  Units Outstanding at End of
    Period                        327,184   253,467   213,326
GOVERNMENT SECURITIES SERIES
 Unit Value:
    Beginning of Period          $24.1586  $25.9309  $25.1036
    End of Period                $25.9309  $25.1036  $27.7907
  Units Outstanding at End of
    Period                        737,003   698,455   488,565
MONEY MARKET SERIES
 Unit Value:
    Beginning of Period          $16.6078  $17.2190  $17.7923
    End of Period                $17.2190  $17.7923  $18.6123
  Units Outstanding at End of
    Period                        745,670   662,084   621,958
GLOBAL GOVERNMENTS SERIES
 Unit Value:
    Beginning of Period          $18.1356  $20.6718  $19.3460
    End of Period                $20.6718  $19.3460  $19.3478
  Units Outstanding at End of
    Period                        158,924   124,494    94,169
TOTAL RETURN SERIES
 Unit Value:
    Beginning of Period          $29.1777  $32.1854  $32.6681
    End of Period                $32.1854  $32.6681  $37.6699
  Units Outstanding at End of
    Period                      1,076,662   881,186   692,813
MANAGED SECTORS SERIES
 Unit Value:
    Beginning of Period          $41.5939  $46.0991  $84.4636
    End of Period                $46.0991  $84.4636  $66.0210
  Units Outstanding at End of
    Period                        230,507   198,732   185,527

                                PERFORMANCE DATA

    From time to time the Variable Account may publish reports to shareholders, sales literature and advertisements containing performance data relating to the Sub-Accounts. Performance data will consist of total return quotations which will always include quotations for the period subsequent to the date each Sub-Account became available for investment under the Contracts, and for recent one year and, when applicable, 5- and 10-year periods. Such quotations for such periods will be the average annual rates of return required for an initial Purchase Payment of $1,000 to equal the actual variable accumulation value attributable to such Purchase Payment on the last day of the period, after reflection of all applicable withdrawal and Contract charges. Results calculated without withdrawal and/or Contract charges will be higher. Performance figures used by the Variable Account are based on the actual historical performance of the Series Fund for specified periods, and the figures are not intended to indicate future performance. The Variable Account may also, from time to time, compare its investment performance to various unmanaged indices or other variable annuities and may refer to certain rating and other organizations in its marketing materials. More detailed information on the computations is set forth in the Statement of Additional Information.

                              FINANCIAL STATEMENTS

    Financial Statements of the Variable Account and the Company are included in the Statement of Additional Information.

       A WORD ABOUT THE COMPANY, THE VARIABLE ACCOUNT AND THE SERIES FUND

THE COMPANY

    Sun Life Insurance and Annuity Company of New York is a stock life insurance company incorporated under the laws of New York on May 25, 1983. Our Home Office is located at 122 East 42nd Street, New York, New York 10017.

    We are a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.) ("Sun Life (U.S.)"), a stock life insurance company incorporated in Delaware. Sun Life (U.S.) is an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life (Canada)"). Sun Life (Canada) completed its demutualization on March 22, 2000. As a result of the demutualization, a new holding company, Sun Life Financial Services of Canada Inc. ("Sun Life Financial"), is now the ultimate parent of Sun Life (Canada) and the Company. Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York, London, and Manila stock exchanges.

THE VARIABLE ACCOUNT

    We established the Variable Account as a separate account of the Company on December 3, 1984, pursuant to a resolution of the Company's Board of Directors. The Variable Account meets the definition of a separate account under the federal securities laws and is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

    Under New York insurance law and under the Contracts, the income, gains or losses of the Variable Account are credited to or charged against the assets of the Variable Account, without regard to the other income, gains or losses of the Company. Although the assets maintained in the Variable Account will not be charged with any liabilities arising out of any other business conducted by the Company, all obligations arising under the Contracts, including the promise to make annuity payments, are general corporate obligations of the Company.

    The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account invests exclusively in shares of a specific series of the Series Fund described below.

    In addition to the Contracts, we issue other variable annuity contracts participating in the Variable Account.

THE SERIES FUND

    The Series Fund is an open-end management investment company registered under the Investment Company Act of 1940. Our affiliate Massachusetts Financial Services Company ("MFS") serves as the investment adviser to the Series Fund.

    All amounts allocated to the Variable Account will be used to purchase shares of the Series Fund at their net asset value as you designate. Any and all distributions made by the Series Fund with respect to the shares held by the Variable Account will be reinvested to purchase additional shares at their net asset value. We will make deductions from the Variable Account for cash withdrawals, annuity payments, death benefits, administrative charges, Contract charges against the assets of the Variable Account for the assumption of mortality and expense risks and distribution expenses and any applicable taxes, in effect, by redeeming the number of Series Fund shares, at their net asset value, equal in total value to the amount to be deducted. The Variable Account will be fully invested in Series Fund shares at all times.

    The Series Fund is composed of 31 independent portfolios of securities, each of which has separate investment objectives and policies. Shares of the Series Fund are issued in 31 series, each corresponding to one of the portfolios. The Contracts provide for investment by the Sub-Accounts in shares of 7 series of the Series Fund. The investment objectives of each of the 7 available series of the Series Fund are summarized below.

    (1) MONEY MARKET SERIES will seek maximum current income to the extent consistent with stability of principal by investing exclusively in money market instruments maturing in less than 13 months.

    (2) HIGH YIELD SERIES will seek high current income and capital appreciation by investing primarily in certain lower rated or unrated fixed income securities (possibly with equity features) of U.S. and foreign issuers.

    (3) CAPITAL APPRECIATION SERIES will seek to maximize capital appreciation by investing in securities of all types, with major emphasis on common stocks.

    (4) GOVERNMENT SECURITIES SERIES will seek current income and preservation of capital by investing in U.S. Government and U.S. Government-related securities.

    (5) GLOBAL GOVERNMENTS SERIES will seek to provide moderate current income, preservation of capital and growth of capital by investing in debt obligations that are issued or guaranteed as to principal and interest by either (i) the U.S. Government, its agencies, authorities, or instrumentalities, or (ii) the governments of foreign countries (to the extent that the series' adviser believes that the higher yields available from foreign government securities are sufficient to justify the risks of investing in these securities).

    (6) TOTAL RETURN SERIES will seek primarily to obtain above-average income (compared to a portfolio entirely invested in equity securities) consistent with prudent employment of capital; its secondary objective is to take advantage of opportunities for growth of capital and income since many securities offering a better than average yield may also possess growth potential.

    (7) MANAGED SECTORS SERIES will seek capital appreciation by varying the weighting of its portfolio among 13 industry sectors.

    Shares of the Series Fund are available exclusively to separate accounts established by the Company and Sun Life (U.S.) to fund benefits under variable life insurance and variable annuity products. Certain risks involved in funding benefits under both life insurance and annuity contracts are discussed in the Series Fund prospectus under the caption "Management of the Series Fund."

    More detailed information may be found in the current Series Fund prospectus and the Series Fund's statement of additional information. A prospectus for the Series Fund must accompany this Prospectus and you should read it together with this Prospectus.

THE FIXED ACCOUNT

    See Appendix A to the Statement of Additional Information for a description of the Fixed Account.

                     PURCHASE PAYMENTS AND CONTRACT VALUES
                           DURING ACCUMULATION PHASE

PURCHASE PAYMENTS

    You must send all Purchase Payments to us at our Service Address. Unless you have surrendered the Contract, you may make Purchase Payments at any time during the life of the Annuitant and before the Annuity Commencement Date. Purchase Payments may be made annually, semi-annually, quarterly, monthly, or on any other frequency acceptable to us. The amount of Purchase Payments may vary; however, Purchase Payments must total at least $300 for the first Contract Year, and each Purchase Payment must be at least $25. In addition, our approval is required before we will accept a Purchase Payment if the value of your Accumulation Account exceeds $1,000,000 or if the Purchase Payment would cause the value of your Accumulation Account to exceed $1,000,000.

    Your completed application forms, together with the initial Purchase Payment, are forwarded to us. Upon acceptance, we issue the Contract to you and credit the initial Purchase Payment to the Contract in the form of Accumulation Units. We will credit the initial Purchase Payment within 2 business days after we receive your completed application. If your application is incomplete, we may retain the Purchase Payment for up to 5 business days while we try to complete the application. If we cannot complete the application within 5 business days, we will notify you of the reason for the delay and will return the Purchase Payment immediately, unless you specifically consent to our retaining the Purchase Payment until we can complete the application. Once the application is completed, we will credit the Purchase Payment within 2 business days. We will credit all subsequent Purchase Payments using the Accumulation Unit values for the Valuation Period during which we receive the Purchase Payment.

    We will establish an Accumulation Account for each Contract. Your Accumulation Account value for any Valuation Period is equal to the variable accumulation value, if any, plus the fixed accumulation value, if any, for that Valuation Period. The variable accumulation value is equal to the sum of the value of all Variable Accumulation Units credited to your Accumulation Account.

    We will allocate each net Purchase Payment to either the Fixed Account or to Sub-Accounts of the Variable Account or to both Sub-Accounts and the Fixed Account in accordance with the allocation factors you have specified in the application or as subsequently changed. When we receive a Purchase Payment, we will credit all of that portion, if any, of the net Purchase Payment to be allocated to the Sub-Accounts to the Accumulation Account in the form of Variable Accumulation Units. The number of Variable Accumulation Units we credit is determined by dividing the dollar amount allocated to the Sub-Account by the Variable Accumulation Unit value for that Sub-Account for the Valuation Period during which we receive the Purchase Payment.

    We established the Variable Accumulation Unit value for each Sub-Account at $10.00 for the first Valuation Period of that Sub-Account. We determine the Variable Accumulation Unit value for any subsequent Valuation Period as follows: we multiply the Variable Accumulation Unit value for the immediately preceding Valuation Period by the appropriate Net Investment Factor for the subsequent Valuation Period. The Variable Accumulation Unit value for each Sub-Account for any Valuation Period is determined at the end of the Valuation Period and may increase, decrease or remain constant from Valuation Period to Valuation Period, depending on the investment performance of the series of the Series Fund in which the Sub-Account is invested, and the expenses and charges deducted from the Variable Account.

NET INVESTMENT FACTOR

    The Net Investment Factor is an index applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. The Net Investment Factor may be greater or less than or equal to one; therefore, the value of a Variable Accumulation Unit may increase, decrease or remain the same.

    The Net Investment Factor for any Sub-Account for any Valuation Period is determined by dividing (a) by (b) and then subtracting (c) from the result, where:

        (a) is the net result of:

            (1) the net asset value of a Series Fund share held in the
                Sub-Account determined as of the end of the Valuation Period, plus

            (2) the per share amount of any dividend or other distribution declared on the Series Fund shares held in the Sub-Account if the "ex dividend" date occurs during the Valuation Period, plus or minus

            (3) a per share credit or charge with respect to any taxes paid or reserved for by the Company during the Valuation Period which we determine to be attributable to the operation of the Sub-Account (no federal income taxes are applicable under present law);

        (b) is the net asset value of a Series Fund share held in the Sub-Account determined as of the end of the preceding Valuation Period; and

        (c) is the risk charge factor we determine for the Valuation Period to reflect the charge for assuming the mortality and expense risks.

TRANSFERS

    During the Accumulation Phase, you may transfer all or part of the value of your Accumulation Account to one or more Sub-Accounts then available or to the Fixed Account, or to any combination of these options. We make these transfers by converting the value of the Accumulation Units you wish to transfer into Variable Accumulation Units of Sub-Accounts and/or Fixed Accumulation Units of the same aggregate value, as you choose. These transfers are subject to the following conditions:

        (1) You may make transfers involving Fixed Accumulation Units only during the 45 day period before and the 45 day period after each Contract Anniversary;

        (2) You may not make more than 12 transfers in any Contract Year; and

        (3) The amount transferred may not be less than $1,000 unless you are transferring your entire balance in the Fixed Account or a Sub-Account.

    In addition, these transfers will be subject to such terms and conditions as the Series Fund may impose. We will make these transfers using the Accumulation Unit values for the Valuation Period during which we receive the request for transfer. You may request transfers in writing or by telephone. The telephone transfer privilege is available automatically, and does not require your written election. We will require personal identifying information to process a request for transfer made by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe are genuine.

                                  WITHDRAWALS

    At any time during the Accumulation Phase, you may withdraw in cash all or any portion of the value of your Accumulation Account. Withdrawals may be subject to a withdrawal charge (see "Withdrawal Charges"). Withdrawals also may have adverse federal income tax consequences, including a

10% penalty tax (see "Tax Considerations"). In addition, if you own a Qualified Contract you should check the terms of your retirement plan for restrictions on withdrawals.

    Your withdrawal request will be effective on the date we receive it. If you request a withdrawal of more than $5,000, we may require a signature guarantee. Your request must specify the amount you wish to withdraw. For a partial withdrawal, you may specify the amount you want withdrawn from the Fixed Account and/or each Sub-Account to which your Accumulation Account is allocated. If you do not so specify, we will deduct the total amount you request pro rata based on your allocations at the end of the Valuation Period during which we receive your request.

    If you request a full withdrawal, we will pay you the value of your Accumulation Account at the end of the Valuation Period during which we receive your request, minus the contract maintenance charge for the current Contract Year and any applicable withdrawal charge. If you request a partial withdrawal, we will pay you the amount you request less any applicable withdrawal charge and reduce the value of your Accumulation Account by deducting the amount requested. If you request a partial withdrawal that would result in the value of your Accumulation Account being reduced to an amount less than the contract maintenance charge for the current Contract Year, we will treat it as a request for a full withdrawal.

    We will pay you the applicable amount of any full or partial withdrawal within seven days after we receive your withdrawal request, except in cases where we are permitted to defer payment under the Investment Company Act of 1940 and New York insurance law. Currently, we may defer payment of amounts you withdraw only for following periods:

    - When the New York Stock Exchange is closed except weekends and holidays or when trading on the New York Stock Exchange is restricted;

    - When it is not reasonably practical to dispose of securities held by the Series Fund or to determine the value of the net assets of the Series Fund, because an emergency exists; and

    - When an SEC order permits us to defer payment for the protection of securities holders.

SECTION 403(b) ANNUITIES

    The Internal Revenue Code imposes restrictions on cash withdrawals from contracts used with Section 403(b) Annuities. In order for a Contract to receive tax deferred treatment, the Contract must provide that cash withdrawals of amounts attributable to salary reduction contributions (other than withdrawals of Accumulation Account value as of December 31, 1988 ("Pre-1989 Account Value")) may be made only when the Owner attains age 59 1/2, separates from service with the employer, dies or becomes disabled (within the meaning of Section 72(m)(7) of the Code). These restrictions apply to any growth or interest on or after January 1, 1989 on Pre-1989 Account Value, salary reduction contributions made on or after January 1, 1989, and any growth or interest on such contributions ("Restricted Account Value").

    Withdrawals of Restricted Account Value are also permitted in cases of financial hardship, but only to the extent of contributions; earnings on contributions cannot be withdrawn for hardship reasons. While specific rules defining hardship have not been issued by the Internal Revenue Service, it is expected that to qualify for a hardship distribution, the Owner must have an immediate and heavy bona fide financial need and lack other resources reasonably available to satisfy the need. Hardship withdrawals (as well as certain other premature withdrawals) will be subject to a 10% tax penalty, in addition to any withdrawal charge applicable under the Contract (see "Federal Tax Status"). Under certain circumstances, the 10% tax penalty will not apply to withdrawals to pay medical expenses.

    Under the terms of a particular Section 403(b) plan, you may be entitled to transfer all or a portion of the Accumulation Account value to one or more alternative funding options. You should consult the documents governing their plan and the person who administers such plan for information as to such investment alternatives.

    For information on the federal income tax withholding rules that apply to distributions from Qualified Contracts (including Section 403(b) Annuities), see "Tax Considerations."

                                 DEATH BENEFIT

    If the Annuitant dies before the Annuity Commencement Date, we will pay a death benefit to your Beneficiary. If the Annuitant dies on or after the Annuity Commencement Date, we will not pay a death benefit, except as may be provided under Annuity Options B, D, or E, if elected. (Under these options, the Beneficiary may choose to receive remaining payments as they become due or a single lump sum payment of their discounted value.)

    You select the Beneficiary in your Contract application. You may change your Beneficiary at any time by sending us written notice on our required form, unless you previously made an irrevocable Beneficiary designation. A new Beneficiary designation is not effective until we record the change. If your designated Beneficiary is not living on the date of death of the Annuitant, we will pay the death benefit in one lump sum to you or, if you are the Annuitant, to your estate.

    During the lifetime of the Annuitant and before the Annuity Commencement Date, you may elect to have the death benefit payable under one or more of our annuity options listed under "Annuity Provisions" for the Beneficiary as Payee. If you have not elected a method of settlement of the death benefit that is in effect on the date of death of the Annuitant, the Beneficiary may elect to receive the death benefit in the form of either a cash payment or one or more of our annuity options. If we do not receive an election by the Beneficiary within 60 days after the date we receive Due Proof of Death of the Annuitant and any required release or consent, the Beneficiary will be deemed to have elected a cash payment as of the last day of the 60 day period.

    In all cases, no Owner or Beneficiary will be entitled to exercise any rights that would adversely affect the treatment of the Contract as an annuity contract under the Internal Revenue Code (see "Other Contractual
Provisions--Death of Owner").

PAYMENT OF DEATH BENEFIT

    If the death benefit is to be paid in cash to the Beneficiary, we will make payment within 7 days of the date the election becomes effective or is deemed to become effective, except as we may be permitted to defer such payment in accordance with the Investment Company Act of 1940 under the circumstances described in this Prospectus under "Cash Withdrawals." If the death benefit is to be paid in one lump sum to you (or to your estate if you are the Annuitant), we will make payment within 7 days of the date we receive Due Proof of Death of the Annuitant, the Owner and/or the Beneficiary, as applicable. If the death benefit is to be paid under one or more of our annuity options, the Annuity Commencement Date will be the first day of the second calendar month following the effective date or the deemed effective date of the election, and we will maintain your Accumulation Account in effect until the Annuity Commencement Date. You or your Beneficiary, as the case may be, may elect an Annuity Commencement Date later than that described above, provided that such date is
(a) the first day of a calendar month, and (b) not later than the first day of the first month following the 85th birthday of you or your Beneficiary, as applicable, unless otherwise restricted (in the case of a Qualified Contract) by the particular retirement plan or by applicable law (see "Annuity Commencement Date").

AMOUNT OF DEATH BENEFIT

    The death benefit is equal to the greatest of:

    (1) the value of your Accumulation Account;

    (2) the total Purchase Payments made under the Contract reduced by all withdrawals; and

    (3) the value of your Accumulation Account on the fifth Contract Anniversary, adjusted for any Purchase Payments or cash withdrawal payments made and Contract charges assessed after the fifth Contract Anniversary.

    To determine the amount of the death benefit under (1) above, we will use Accumulation Values for the Valuation Period during which we receive Due Proof of Death of the Annuitant, if you have elected settlement under one or more of the annuity options; if no election by you is in effect, we will use either the values for the Valuation Period during which an election by the Beneficiary becomes or is deemed effective or, if the death benefit is to be paid in one sum to you or your estate, the values for the Valuation Period during which we receive Due Proof of Death of both the Annuitant and the designated Beneficiary.

                                CONTRACT CHARGES

    We will assess contract charges under the Contracts as follows:

CONTRACT MAINTENANCE CHARGE

    We deduct an annual contract maintenance charge of $30 as partial reimbursement to us for administrative expenses relating to the issuance and maintenance of the Contract. Prior to the Annuity Commencement Date, we deduct this charge on each Contract Anniversary. We also deduct this charge on surrender of the Contract for full value on a date other than the Contract Anniversary. We deduct the contract maintenance charge in equal amounts from the Fixed Account and each Sub-Account in which you have Accumulation Units at the time of the deduction.

    On the Annuity Commencement Date we will reduce the value of your Accumulation Account by the proportionate amount of the contract maintenance charge to reflect the time elapsed between the last Contract Anniversary and the day before the Annuity Commencement Date. After the Annuity Commencement Date, we will deduct the contract maintenance charge pro rata from each annuity payment made during the year.

    We will not increase the amount of the contract maintenance charge. We reserve the right to reduce the amount of the contract maintenance charge for groups of participants with individual Contracts under an employer's retirement program in situations in which the size of the group and established administrative efficiencies contribute to a reduction in administrative expenses.

MORTALITY AND EXPENSE RISK CHARGE

    We assume the risk that Annuitants may live for a longer period of time than we have estimated in establishing the guaranteed annuity rates incorporated into the Contract and the risk that administrative charges assessed under the Contracts may be insufficient to cover our actual administrative expenses.

    For assuming these risks, we make a deduction from the Variable Account at the end of each Valuation Period both during the Accumulation Phase and after annuity payments begin at an effective annual rate of 1.30%. We may change the rate of this deduction annually, but it will not exceed 1.30% on an annual basis. If the deduction is insufficient to cover the actual cost of the mortality and expense risk undertaking, we will bear the loss. Conversely, if the deduction proves more than sufficient, the excess would be profit to us and would be available for any proper corporate purpose including, among other things, payment of distribution expenses. If the withdrawal charges described below prove insufficient to cover expenses associated with the distribution of the Contracts, we will meet the deficiency from our general corporate funds, which may include amounts derived from the mortality and expense risk charges.

    For the year ended December 31, 2000, mortality and expense risk charges imposed under the Contracts and mortality and expense risk charges and distribution expense charges imposed under other contracts participating in the Variable Account were the only expenses of the Variable Account.

WITHDRAWAL CHARGES

    We do not deduct a sales charge from Purchase Payments. However, we will impose a withdrawal charge (I.E., a contingent deferred sales charge) on certain amounts you withdraw as reimbursement for certain expenses relating to the distribution of the Contracts, including commissions, costs of preparation of sales literature and other promotional costs and acquisition expenses.

    You may withdraw a portion of your Accumulation Account value each year before incurring the withdrawal charge, and after we have held a Purchase Payment for 5 years you may withdraw it free of any withdrawal charge. In addition, we do not impose a withdrawal charge upon annuitization or upon the transfer of Accumulation Account values among the Sub-Accounts or between the Sub-Accounts and the Fixed Account.

    We do not impose the withdrawal charge with respect to a Contract established for the personal account of an employee of the Company or of any of its affiliates, or of a licensed insurance agent engaged in distributing the Contracts.

    All other full or partial withdrawals are subject to a withdrawal charge equal to 5% of the amount withdrawn that is subject to the charge. We will apply the charge as follows:

    (1) OLD PAYMENTS, NEW PAYMENTS AND ACCUMULATED VALUE: In a given Contract Year, "New Payments" are Payments you have made in that Contract Year or in the 4 previous Contract Years; "Old Payments" are all Purchase Payments made before the previous 4 Contract Years; and the remainder of your Accumulation Account value--that is, the value of your Accumulation Account minus the total of Old Payments and New Payments--is called the "accumulated value."

    (2) ORDER OF WITHDRAWAL: When you make a partial withdrawal or surrender your Contract, we consider the oldest Payment not previously withdrawn to be withdrawn first, then the next oldest, and so forth. Once all Old Payments and New Payments have been withdrawn, additional amounts withdrawn will be attributed to accumulated value.

    (3) FREE WITHDRAWAL AMOUNT: In any Contract Year, you may withdraw the following amount before we impose a withdrawal charge: (a) any Old Payments you have not previously withdrawn, and (b) 10% of any New Payments, whether or not these New Payments have been previously withdrawn

    (4) AMOUNT SUBJECT TO WITHDRAWAL CHARGE: We will impose the withdrawal charge on the excess, if any, of (a) Old Payments and New Payments being withdrawn over (b) the remaining free withdrawal amount at the time of the withdrawal. We do not impose the withdrawal charge on amounts attributed to accumulated value.

    Aggregate withdrawal charges assessed against a Contract will never exceed 5% of the total amount of Purchase Payments made under the Contract. (See Appendix C to the Statement of Additional Information for examples of withdrawals and withdrawal charges.)

PREMIUM TAXES

    We will make a deduction, when applicable, for premium taxes or similar state or local taxes. Currently, no premium taxes are applicable in the State of New York; however, if you or the Payee are a resident of a state other than New York, a premium tax ranging from 0% to 3.5% may be assessed, depending on the state of residence. It is currently our policy to deduct the tax from the amount applied to provide an annuity at the time annuity payments commence. However, we reserve the right to deduct such taxes on or after the date they are incurred.

CHARGES OF THE SERIES FUND

    The Variable Account purchases shares of the Series Fund at net asset value. The net asset value of these shares reflects investment management fees and expenses (including, but not limited to, compensation of trustees, governmental expenses, interest charges, taxes, fees of auditors, legal counsel, transfer agent and custodian, transactional expenses and brokerage commissions) already deducted from the assets of the Series Fund. These fees and expenses are more fully described in the Series Fund prospectus and the related Statement of Additional Information.

                               ANNUITY PROVISIONS

ANNUITY COMMENCEMENT DATE

    We begin making annuity payments under a Contract on the Annuity Commencement Date, which you select in your Contract application. You may change the Annuity Commencement Date from time to time as provided in the Contract. The Annuity Commencement Date must be the first day of a month and not later than the first day of the first month following the Annuitant's 85th birthday. Any new Annuity Commencement Date must be at least 30 days after we receive notice of the change.

    For Qualified Contracts, there may be other restrictions on your selection of the Annuity Commencement Date imposed by the particular retirement plan or by applicable law. In most situations, current law requires that under a Qualified Contract certain minimum distributions commence no later than April 1 following the year the Annuitant reaches age 70 1/2 (or, for Qualified Contracts other than IRAs, no later than April 1 following the year the Annuitant retires, if later than the year the Annuitant reaches age 70 1/2). The Annuity Commencement Date may also be changed by an election of an annuity option, as described under "Death Benefit." Please refer to the terms of your plan for additional restrictions.

    On the Annuity Commencement Date, we will cancel your Accumulation Account and apply its adjusted value to provide an annuity. The adjusted value will be equal to the value of the Accumulation Account for the Valuation Period which ends immediately before the Annuity Commencement Date, reduced by any applicable premium or similar taxes and a proportionate amount of the contract maintenance charge (see "Contract Maintenance Charge"). No cash withdrawals will be permitted after the Annuity Commencement Date except as may be available under Annuity Options B, D, or E, if elected. (Under these options, if the Annuitant dies on or after the Annuity Commencement Date, the Beneficiary may choose to receive the remaining payments as they become due or a single lump sum payment of their discounted value.)

ANNUITY OPTIONS

    During the lifetime of the Annuitant and prior to the Annuity Commencement Date, you may elect one or more of the annuity options described below or such other settlement option as we may agree to for the Annuitant as Payee, except as restricted by the particular retirement plan or any applicable legislation. These annuity options may also be elected by you or the Beneficiary, as provided under "Death Benefit."

    You may not change any election after 30 days before the Annuity Commencement Date, and no change of annuity option is permitted after the Annuity Commencement Date. If no election is in effect on the 30th day before the Annuity Commencement Date, we will deem Annuity Option B, for a Life Annuity with 120 Monthly Payments Certain, to have been elected.

    Any election may specify the proportion of the adjusted value of your Accumulation Account to be applied to the Fixed Account and the Sub-Accounts. If the election does not so specify, then the portion of the adjusted value of the Accumulation Account to be applied to the Fixed Account and the Sub-Accounts will be determined on a pro rata basis from the composition of the Accumulation Account on the Annuity Commencement Date.

    Annuity Options A, B and C are available to provide either a Fixed Annuity or a Variable Annuity. Annuity Options D and E are available only to provide a Fixed Annuity.

    ANNUITY OPTION A. LIFE ANNUITY: We make monthly payments during the lifetime of the Payee. This option offers a higher level of monthly payments than Annuity Options B or C because we do not make further payments after the death of the Payee, and there is no provision for a death benefit payable to a Beneficiary.

    ANNUITY OPTION B. LIFE ANNUITY WITH 60, 120, 180 OR 240 MONTHLY PAYMENTS
CERTAIN: We make monthly payments during the lifetime of the Payee and in any event for 60, 120, 180 or 240 months certain, as elected. The election of a longer period certain results in smaller monthly payments than would be the case if a shorter period certain was elected.

    ANNUITY OPTION C. JOINT AND SURVIVOR ANNUITY: We make monthly payments during the joint lifetime of the Payee and the designated second person and during the lifetime of the survivor. During the lifetime of the survivor, variable monthly payments, if any, will be determined using the percentage chosen at the time of the election of this option of the number of each type of Annuity Unit credited to the Contract and each fixed monthly payment, if any, will be equal to the same percentage of the fixed monthly payment payable during the joint lifetime of the Payee and the designated second person.

    ANNUITY OPTION D. FIXED PAYMENTS FOR A SPECIFIED PERIOD CERTAIN: We make fixed monthly payments for a specified period of time (at least 5 years but not exceeding 30 years), as elected. The election of this annuity option may result in the imposition of a penalty tax.

    ANNUITY OPTION E. FIXED PAYMENTS: We will hold the amount applied to provide fixed payments in accordance with this option at interest. We will make fixed payments in such amounts and at such times (at least over a period of 5 years) as we have agreed upon and will continue until the amount we hold with interest is exhausted. We will credit interest yearly on the amount remaining unpaid at a rate which we shall determine from time to time but which shall not be less than 4% per year compounded annually. We may change the rate so determined at any time; however, the rate may not be reduced more frequently than once during each calendar year. The election of this annuity option may result in the imposition of a penalty tax.

DETERMINATION OF ANNUITY PAYMENTS

    We will determine the dollar amount of the first Variable Annuity payment in accordance with the annuity payment rates found in the Contract, which are based on an assumed interest rate of 4% per year. We determine all Variable Annuity payments other than the first by means of Annuity Units credited to the Contract. The number of Annuity Units to be credited in respect of a particular Sub-Account is determined by dividing the portion of the first Variable Annuity payment attributable to that Sub-Account by the Annuity Unit value of that Sub-Account for the Valuation Period that ends immediately before the Annuity Commencement Date. The number of Annuity Units of each Sub-Account credited to the Contract then remains fixed, unless an exchange of Annuity Units is made as described below. The dollar amount of each Variable Annuity payment after the first may increase, decrease or remain constant, depending on the investment performance of the Sub-Accounts.

    The Statement of Additional Information contains detailed disclosure regarding the method of determining the amount of each Variable Annuity payment and calculating the value of a Variable Annuity Unit, as well as hypothetical examples of these calculations.

EXCHANGE OF VARIABLE ANNUITY UNITS

    After the Annuity Commencement Date, the Payee may exchange Variable Annuity Units from one Sub-Account to another, up to a maximum of 12 such exchanges each Contract Year. We calculate the number of new Variable Annuity Units so that the dollar amount of an annuity payment made on the date of the exchange would be unaffected by the fact of the exchange.

ANNUITY PAYMENT RATES

    The Contract contains annuity payment rates for each Annuity Option described above. The rates show, for each $1,000 applied, the dollar amount of
(a) the first monthly Variable Annuity payment based on the assumed interest rate of 4%, and (b) the monthly Fixed Annuity payment, when this payment is based on the minimum guaranteed interest rate of 4% per year. The annuity payment rates may vary according to the annuity option elected and the adjusted age of the Payee.

    If net investment return of the Sub-Accounts was exactly equal to the assumed interest rate of 4%, the amount of each Variable Annuity payment would remain level. If a net investment return is greater than 4%, the amount of each Variable Annuity payment would increase; conversely, if the net investment return is less than 4%, the amount of each Variable Annuity payment would decrease.

                           OTHER CONTRACT PROVISIONS

OWNER

    As the Owner, you are entitled to exercise all Contract rights and privileges without the consent of the Beneficiary or any other person. Such rights and privileges may be exercised only during the lifetime of the Annuitant and prior to the Annuity Commencement Date, except as otherwise provided in the Contract. The Owner of a Non-Qualified Contract may change the ownership of the Contract, subject to the provisions of the Contract, although such change may result in the imposition of tax (see "Tax Considerations--Taxation of Annuities in General"). Transfer of ownership of a Qualified Contract is governed by the laws and regulations applicable to the retirement or deferred compensation plan for which the Contract was issued. Subject to the foregoing, a Qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company.

    Subject to the rights of an irrevocably designated Beneficiary, the Owner may change or revoke the designation of a Beneficiary at any time while the Annuitant is living.

DEATH OF OWNER

    If you are the Owner of a Non-Qualified Contract and you die before the Annuitant and before the Annuity Commencement Date, your Accumulation Account must be distributed to the Beneficiary, if then alive, either (1) within 5 years after the date of your death, or (2) over some period not greater than the life or expected life of the Beneficiary, with annuity payments beginning within one year after the date of your death. The person named as Beneficiary shall be considered the designated beneficiary for the purposes of Section 72(s) of the Internal Revenue Code and if no person then living has been so named, then the Annuitant shall automatically be the designated beneficiary for this purpose.

    These mandatory distribution requirements will not apply when the designated Beneficiary is your spouse, if your spouse elects to continue the Contract in his or her own name as Owner. If you were the Annuitant as well as the Owner, your surviving spouse (if the designated Beneficiary) may elect to be named as both Owner and Annuitant and continue the Contract; if your spouse does not make that election, the death benefit provision of the Contract shall be controlling, subject to the condition that any annuity option elected complies with the
Section 72(s) distribution requirements. In all other cases where the Owner and the Annuitant are the same individual, the death benefit provision of the Contract controls.

    If you are both the Owner and Annuitant and you die on or after the Annuity Commencement Date and before the entire accumulation under the Contract has been distributed, the remaining portion of such accumulation, if any, must be distributed at least as rapidly as the method of distribution then in effect.

    In all cases, no Owner or Beneficiary shall be entitled to exercise any rights that would adversely affect the treatment of the Contract as an annuity contract under the Internal Revenue Code.

    Any distributions upon the death of the Owner of a Qualified Contract will be subject to the laws and regulations governing the particular retirement or deferred compensation plan in connection with which the Qualified Contract was issued.

VOTING OF SERIES FUND SHARES

    We will vote Series Fund shares held by the Sub-Accounts at meetings of shareholders of the Series Fund or in connection with similar solicitations, but will follow voting instructions received from persons having the right to give voting instructions. We will vote Series Fund shares for which no timely voting instructions are received in the same proportion as the shares for which instructions are received from persons having such voting rights. The Owner is the person having the right to give voting instructions prior to the Annuity Commencement Date. On or after the Annuity Commencement Date, the Payee is the person having such voting rights.

    Owners of Contracts held pursuant to retirement plans may be subject to other voting provisions of the particular retirement plan. Employees who contribute to retirement plans which are funded by the Contracts are entitled to instruct the Owners as to how to instruct the Company to vote the Series Fund shares attributable to their contributions. Such plans may also provide the additional extent, if any, to which the Owners shall follow voting instructions of persons with rights under the plans.

    We will determine the number of particular Series Fund shares as to which each such person is entitled to give instructions on a date not more than 90 days prior to each such meeting. Prior to the Annuity Commencement Date, we determine that number by dividing the value of all of the Variable Accumulation Units of the particular Sub-Account credited to the Contract's Accumulation Account by the net asset value of one particular Series Fund share as of the same date. On or after the Annuity Commencement Date, we determine the number of particular Series Fund shares as to which such instructions may be given by a Payee by dividing the reserve held by the Company in the particular Sub-Account for the Contract by the net asset value of a particular Series Fund share as of the same date.

SUBSTITUTED SECURITIES

    Shares of a particular series of the Series Fund may not always be available for purchase by the Variable Account or we may decide that further investment in any such shares is no longer appropriate in view of the purposes of the Variable Account or in view of legal, regulatory or federal income tax restrictions. In either event, shares of another series or shares of another registered open-end investment company may be substituted both for Series Fund shares already purchased by the Variable Account and as the security to be purchased in the future, provided that these substitutions have been approved by the Securities and Exchange Commission and the Superintendent of Insurance of the State of New York. In the event of any substitution pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the substitution.

MODIFICATION

    Upon notice to you, or to the Payee during the annuity period, we may modify the Contract, but only if such modification (i) is necessary to make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which we are subject or (ii) is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or annuity contracts or
(iii) is necessary to reflect a change in the operation of the Variable Account or the Sub-Accounts or (iv) provides additional Variable Account and/ or fixed accumulation options. In the event of any such modification, we may make appropriate endorsement to the Contract to reflect such modification.

CHANGE IN OPERATION OF VARIABLE ACCOUNT

    At the Company's election and subject to the prior approval of the Superintendent of Insurance of the State of New York and to any necessary vote by persons having the right to give instructions with respect to the voting of Series Fund shares held by the Sub-Accounts, the Variable Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under the Investment Company Act of 1940 in the event registration is no longer required. Deregistration of the Variable Account requires an order by the Securities and Exchange Commission. In the event of any such change in the operation of the Variable Account, we may, subject to the prior approval of the Superintendent of Insurance of the State of New York, make appropriate endorsement to the Contract to reflect the change and take such action as may be necessary and appropriate to effect the change.

SPLITTING UNITS

    We reserve the right to split or combine the value of Variable Accumulation Units, Fixed Accumulation Units, Annuity Units or any of them. In effecting any such change in unit values, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Contract.

                               TAX CONSIDERATIONS

    The Contracts are designed for use in connection with retirement plans that may or may not be qualified plans under Sections 401, 403 or 408 of the Internal Revenue Code (the "Code"). The ultimate effect of federal income taxes may depend upon the type of retirement plan for which the Contract is purchased and a number of different factors. This discussion is general in nature, is based upon the Company's understanding of current federal income tax laws, and is not intended as tax advice. Congress has the power to enact legislation affecting the tax treatment of annuity contracts, and such legislation could be applied retroactively to Contracts purchased before the date of enactment. Any person contemplating the purchase of a Contract should consult a qualified tax adviser. THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING THE FEDERAL, STATE OR LOCAL TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING A CONTRACT.

TAX TREATMENT OF THE COMPANY AND THE VARIABLE ACCOUNT

    The Company is taxed as a life insurance company under the Code. The operations of the Variable Account are accounted for separately from other operations of the Company for purposes of federal income taxation, but the Variable Account is not taxable as a regulated investment company or otherwise as an entity separate from the Company. The income of the Variable Account (consisting primarily of interest, dividends and net capital gains) is not taxable to the Company to the extent that it is applied to increase reserves under contracts participating in the Variable Account.

TAXATION OF ANNUITIES IN GENERAL

    Purchase Payments made under Non-Qualified Contracts are not deductible from the Owner's income for federal income tax purposes. Owners of Qualified Contracts should consult a tax adviser regarding the tax treatment of Purchase Payments.

    Generally, no taxes are imposed on the increase in the value of a Contract held by an individual Owner until a distribution occurs, either as an annuity payment or as a cash withdrawal or lump sum payment prior to the Annuity Commencement Date. However, corporate Owners and other Owners that are not natural persons are subject to current taxation on the annual increase in the value of a Non-Qualified Contract, unless the non-natural person holds the Contract as agent for a natural person (such as where a bank or other entity holds a Contract as trustee under a trust agreement). This current taxation of annuities held by non-natural persons does not apply to earnings accumulated under an immediate annuity, which the Code defines as a single premium contract with an annuity commencement date within one year of the date of purchase.

    A partial cash withdrawal (I.E., a withdrawal of less than the entire value of the Contract's Accumulation Account) from a Non-Qualified Contract before the Annuity Commencement Date is treated first as a withdrawal from the increase in the Accumulation Account's value, rather than as a return of Purchase Payments. The amount of the withdrawal allocable to this increase will be includible in the Owner's income and subject to tax at ordinary income rates. If an individual receives a loan under a Contract or if the Contract is assigned or pledged as collateral for a loan, the amount borrowed from the Contract or the amount assigned or pledged must be treated as if it were withdrawn from the Contract.

    In the case of annuity payments under a Non-Qualified Contract after the Annuity Commencement Date, a portion of each payment is treated as a nontaxable return of Purchase Payments. The nontaxable portion is determined by applying to each annuity payment an "exclusion ratio," which, in general, is the ratio that the total amount the Owner paid for the Contract bears to the Payee's expected return under the Contract. The remainder of the payment is taxable at ordinary income rates.

    The total amount that a Payee may exclude from income through application of the "exclusion ratio" is limited to the amount the Owner paid for the Contract. If the Annuitant survives for his full life expectancy, so that the Payee recovers the entire amount paid for the Contract, any subsequent annuity payments will be fully taxable as income. Conversely, if the Annuitant dies before the Payee recovers the entire amount paid, the Payee will be allowed a deduction for the amount of unrecovered Purchase Payments.

    Taxable cash withdrawals and lump sum payments from Non-Qualified Contracts may be subject to a penalty tax equal to 10% of the amount treated as taxable income. This 10% penalty also may apply to certain annuity payments. This penalty will not apply in certain circumstances (such as where the distribution is made upon the death of the Owner). The withdrawal penalty also does not apply to distributions under an immediate annuity (as defined above).

    In the case of a Qualified Contract, distributions generally are taxable and distributions made prior to age 59 1/2 are subject to a 10% penalty tax, although this penalty tax will not apply in certain circumstances. Certain distributions, known as "eligible rollover distributions," if rolled over to certain other qualified retirement plans (either directly or after being distributed to the Payee), are not taxable until distributed from the plan to which they are rolled over. In general, an eligible rollover distribution is any taxable distribution other than a hardship distribution or a distribution that is part of a series of payments made for life or for a specified period of ten years or more. Only the plan participant or the participant's spouse may elect to roll over a distribution to an eligible retirement plan. Owners, Annuitants, Payees and Beneficiaries should seek qualified advice about the tax consequences of distributions, withdrawals, payments and rollovers under the retirement plans in connection with which the Contracts are purchased.

    If the Owner of a Non-Qualified Contract dies, the value of the Contract generally must be distributed within a specified period (see "Other Contract Provisions--Death of Owner"). For Contracts owned by non-natural persons, a change in the Annuitant is treated as the death of the Owner.

    A purchaser of a Qualified Contract should refer to the terms of the applicable retirement plan and consult a tax adviser regarding distribution requirements upon the death of the Owner.

    A transfer of a Non-Qualified Contract by gift (other than to the Owner's spouse) is treated as the receipt by the Owner of income in an amount equal to the value of the Contract's Accumulation Account minus the total amount paid for the Contract.

    The Company will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a Non-Qualified Contract or under a Qualified Contract issued for use with an individual retirement account, unless the Owner or Payee provides his or her taxpayer identification number to the Company and notifies the Company (in the manner prescribed) before the time of the distribution that he or she chooses not to have any amounts withheld.

    In the case of distributions from a Qualified Contract (other than distributions from a Contract issued for use with an individual retirement account), the Company or the plan administrator must withhold and remit to the U.S. Government 20% of each distribution that is an eligible rollover distribution (as defined above) unless the Owner or Payee elects to make a direct rollover of the distribution to another qualified retirement plan that is eligible to receive the rollover. If a distribution from a Qualified Contract is not an eligible rollover distribution, then the Owner or Payee can choose not to have amounts withheld as described above for Non-Qualified Contracts and Qualified Contracts issued for use with individual retirement accounts.

    Amounts withheld from any distribution may be credited against the Owner's or Payee's federal income tax liability for the year of the distribution.

    The Internal Revenue Service has issued regulations that prescribe investment diversification requirements for mutual fund series underlying nonqualified variable contracts. Contracts that do not comply with these regulations do not qualify as annuities for federal income tax purposes, and therefore the annual increase in the value of such contracts is subject to current taxation. The Company believes that each series of the Series Fund complies with the regulations.

    The preamble to the regulations states that the Internal Revenue Service may promulgate guidelines under which a variable contract will not be treated as an annuity for tax purposes if the owner has excessive control over the investments underlying the contract. It is not known whether such guidelines, if in fact promulgated, would have retroactive effect. If guidelines are promulgated, the Company will take any action (including modification of the Contract and/or the Variable Account) necessary to comply with the guidelines.

QUALIFIED RETIREMENT PLANS

    The Qualified Contracts are designed for use with the following types of qualified retirement plans:

        (1) Pension and Profit-Sharing Plans established by business employers and certain associations, as permitted by Sections 401(a), 401(k) and 403(a) of the Code, including those purchasers who would have been covered under the rules governing old H.R. 10 (Keogh) Plans;

        (2) Tax-Sheltered Annuities established pursuant to the provisions of
    Section 403(b) of the Code for public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code; and

        (3) Individual Retirement Annuities permitted by Sections 219 and 408 of the Code, including Simplified Employee Pension Plans established by employers pursuant to Section 408(k).

    The tax rules applicable to participants in such plans vary according to the type of plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of Qualified Contracts. Participants in such plans as well as Owners, Annuitants, Payees and Beneficiaries are cautioned that the rights of any person to any benefits under these plans are subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Qualified Contracts. These terms and conditions may include restrictions on, among other things, ownership, transferability, assignability, contributions and distributions. The Company will provide purchasers of Qualified Contracts used in connection with Individual Retirement Annuities with such supplemental information as may be required by the Internal Revenue Service or other appropriate agency. Any person contemplating the purchase of a Qualified Contract should consult a qualified tax adviser.

                         DISTRIBUTION OF THE CONTRACTS

    The Contracts are sold by licensed insurance agents in the State of New York. Such agents are registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. The Contracts will be distributed by Clarendon Insurance Agency, Inc., One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.). Commissions and other distribution expenses will be paid by the Company and will not be more than 6.31% of Purchase Payments. Commissions will not be paid with respect to Contracts established for the personal account of employees of the Company or any of its affiliates, or of persons engaged in the distribution of the Contracts.

                               LEGAL PROCEEDINGS

    There are no pending legal proceedings affecting the Variable Account. We are engaged in various kinds of routine litigation which, in management's opinion, is not of material importance to the Company's total assets or material with respect to the Variable Account.

                                OWNER INQUIRIES

    All Owner inquiries should be directed to us at our Service Address as shown on the cover of this Prospectus.

           TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

General Information
Annuity Provisions
Other Contract Provisions
Administration of the Contracts
Distribution of the Contracts
Accountants
Calculation of Performance Data
Advertising and Sales Literature
Financial Statements
Appendix A -- The Fixed Account
Appendix B -- Illustrative Examples of Variable Accumulation Unit Value,
  Variable Annuity Unit Value and Variable Annuity Payment Calculations
Appendix C -- Withdrawals and Withdrawal Charges

    This Prospectus sets forth information about the Contracts and the Variable Account that a prospective purchaser should know before investing. Additional information about the Contracts and the Variable Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 2001 which is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge from Sun Life Insurance and Annuity Company of New York. To receive a copy, return this request form to the address shown below or telephone (800) 447-7569.

 -------------------------------------------------------------------------------

To:         Sun Life Insurance and Annuity Company of New York
            P.O. Box 9141
            Boston, Massachusetts 02117

    Please send me a Statement of Additional Information for Compass 2--Sun Life (N.Y.) Variable Account B.

Name
         --------------------------------------

Address
         --------------------------------------

         --------------------------------------

City                                State                    Zip
      ---------------------                ------------           ---------

Telephone
           --------------------------------------

                                                                          [LOGO]

PROSPECTUS

MAY 1, 2001
COMBINATION FIXED/VARIABLE
ANNUITY FOR PERSONAL AND
QUALIFIED RETIREMENT PLANS

ISSUED IN CONNECTION
WITH SUN LIFE (N.Y.)
VARIABLE ACCOUNT B

CO2NY-1 5/2000

  ISSUED BY
  SUN LIFE INSURANCE AND ANNUITY COMPANY
  OF NEW YORK
  P.O. Box 9141
  Boston, Massachusetts 02117

  AUDITORS
  Deloitte & Touche LLP
  200 Berkeley Street
  Boston, Massachusetts 02116

                                     PART B

                     INFORMATION REQUIRED IN A STATEMENT OF

                             ADDITIONAL INFORMATION

Attached hereto and made a part hereof is a Statement of Additional Information dated May 1, 2001.

                                                                    MAY 1, 2001

                                   COMPASS 2

                      STATEMENT OF ADDITIONAL INFORMATION

                       SUN LIFE (N.Y.) VARIABLE ACCOUNT B

                               TABLE OF CONTENTS

General Information.........................................      2
Annuity Provisions..........................................      2
Other Contract Provisions...................................      3
Administration of the Contracts.............................      4
Distribution of the Contracts...............................      4
Accountants.................................................      4
Calculation of Performance Data.............................      4
Advertising and Sales Literature............................      6
Financial Statements........................................      7
Appendix A -- The Fixed Account.............................     37
Appendix B -- Illustrative Examples of Calculations of
  Variable Accumulation Unit Value, Variable Annuity Unit
  Value and Variable Annuity Payment........................     39
Appendix C -- Withdrawals and Withdrawal Charges............     40

    This Statement of Additional Information sets forth information which may be of interest to prospective purchasers of Compass 2 Combination Fixed/Variable Annuity Contracts (the "Contracts") for personal and qualified retirement plans issued by Sun Life Insurance and Annuity Company of New York (the "Company") in connection with Sun Life (N.Y.) Variable Account B (the "Variable Account") which is not necessarily included in the Prospectus dated May 1, 2001 (the "Prospectus") regarding the Contracts. This Statement of Additional Information should be read in conjunction with the Prospectus, a copy of which may be obtained without charge from the Company by writing to Sun Life Insurance and Annuity Company of New York, P.O. Box 9141, Boston, Massachusetts 02117, or by telephoning (800) 447-7549.

    The terms used in this Statement of Additional Information have the same meanings as in the Prospectus.
--------------------------------------------------------------------------------

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                              GENERAL INFORMATION

THE COMPANY

    Sun Life Insurance and Annuity Company of New York (the "Company") is a stock life insurance company incorporated under the laws of New York on May 25, 1983. Its Home Office is located at 122 East 42nd Street, New York, New
York 10017.

    The Company is a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.) ("Sun Life (U.S.)"), a stock life insurance company incorporated in Delaware. Sun Life (U.S.) is an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life (Canada)"),. Sun Life (Canada) completed its demutualization on March 22, 2000. As a result of the demutualization, a new holding company, Sun Life Financial Services of Canada Inc. ("Sun Life Financial"), is now the ultimate parent of Sun Life (Canada) and the Company. Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York, London, and Manila stock exchanges.

THE VARIABLE ACCOUNT

    Sun Life (N.Y.) Variable Account B (the "Variable Account") is a separate account of the Company which meets the definition of a "separate account" under the federal securities laws and which is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

THE FIXED ACCOUNT

    If the Owner elects to have Contract values accumulated on a fixed basis, Purchase Payments are allocated to the Fixed Account. Because of exemptive and exclusionary provisions, that part of the Contracts relating to the Fixed Account is not registered under the Securities Act of 1933 ("1933 Act") and the Fixed Account is not registered as an investment company under the Investment Company Act of 1940 ("1940 Act"). Accordingly, neither the Fixed Account nor any interests therein, are subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the staff of the Securities and Exchange Commission has not reviewed the disclosures in this Statement of Additional Information with respect to that portion of the Contract relating to the Fixed Account. However, disclosures regarding the fixed portion of the Contracts and the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made herein (see "A Word About the Fixed Account" in Appendix A).

                               ANNUITY PROVISIONS

DETERMINATION OF ANNUITY PAYMENTS

    On the Annuity Commencement Date the Contract's Accumulation Account will be cancelled and its adjusted value will be applied to provide a Variable Annuity or a Fixed Annuity or a combination of both. The adjusted value will be equal to the value of the Accumulation Account for the Valuation Period which ends immediately preceding the Annuity Commencement Date, reduced by any applicable premium taxes or similar taxes and a proportionate amount of the contract maintenance charge to reflect the time elapsed between the last Contract Anniversary and the day before the Annuity Commencement Date.

    The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates found in the Contract, which are based on an assumed interest rate of 4% per year. All variable annuity payments other than the first are determined by means of Annuity Units credited to the Contract. The number of Annuity Units to be credited in respect of a particular Sub-Account is determined by dividing that portion of the first variable annuity payment attributable to that Sub-Account by the Annuity Unit value of that Sub-Account for the Valuation Period which ends immediately preceding the Annuity Commencement Date. The number of Annuity Units of each particular Sub-Account credited to the Contract remains fixed, unless an exchange of Annuity Units is made, as described in the Prospectus. The dollar amount of each variable annuity payment after the first such payment may increase, decrease or remain constant, and is equal to the sum of the amounts determined by multiplying the number of Annuity Units of a particular Sub-Account credited to the Contract by the Annuity Unit value for the particular Sub-Account for the Valuation Period which ends immediately preceding the due date of each subsequent payment.

    For a description of fixed annuity payments, see Appendix A.

    For a hypothetical example of the calculation of a variable annuity payment, see Appendix B.

ANNUITY UNIT VALUE

    The Annuity Unit value for each Sub-Account was established at $10.00 for the first Valuation Period of the particular Sub-Account. The Annuity Unit value for any subsequent Valuation Period is determined by multiplying the Annuity Unit value for the immediately preceding Valuation Period by the appropriate Net Investment Factor (See "Net Investment Factor" in the Prospectus) for the current Valuation Period, and then multiplying that product by a factor to neutralize the assumed interest rate of 4% per year used to establish the annuity payment rates found in the Contract. The factor for a one day Valuation Period is 0.99989255.

    For a hypothetical example of the calculation of the value of a Variable Annuity Unit, see Appendix B.

                           OTHER CONTRACT PROVISIONS

OWNER AND CHANGE OF OWNERSHIP

    A Contract belongs to the Owner. All Contract rights and privileges may be exercised by the Owner without the consent of the Beneficiary (other than an irrevocably designated beneficiary) or any other person. Such rights and privileges may be exercised only during the lifetime of the Annuitant and prior to the Annuity Commencement Date, except as otherwise provided in the Contract. The Annuitant becomes the Owner on and after the Annuity Commencement Date. The Beneficiary becomes the Owner upon the death of the Annuitant. In some qualified plans the Owner of the Contract is a trustee and the trust authorizes the Annuitant/participant to exercise certain Contract rights and privileges.

    Ownership of a Qualified Contract may not be transferred except to: (1) the Annuitant; (2) a trustee or successor trustee of a pension or profit sharing trust which is qualified under Section 401 of the Internal Revenue Code; (3) the employer of the Annuitant, provided that after transfer the Qualified Contract is maintained under the terms of a retirement plan qualified under Section 403(a) of the Internal Revenue Code for the benefit of the Annuitant; (4) the trustee or custodian of an individual retirement account plan qualified under
Section 408 of the Internal Revenue Code for the benefit of the Owner; or (5) as otherwise permitted from time to time by laws and regulations governing the retirement or deferred compensation plans for which a Qualified Contract may be issued. Subject to the foregoing, a Qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company.

    The Owner of a Non-Qualified Contract may change the ownership of the Contract during the lifetime of the Annuitant and prior to the Annuity Commencement Date, although such change may result in the imposition of tax (see "Tax Considerations--Taxation of Annuities in General" in the Prospectus). A change of ownership will not be binding upon the Company until written notification is received by the Company. Once received by the Company the change will be effective as of the date on which the request for change was signed by the Owner but the change will be without prejudice to the Company on account of any payment made or any action taken by the Company prior to receiving the change. The Company may require that the signature of the Owner be guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchange, or by a commercial bank (not a savings bank) which is a member of the Federal Deposit Insurance Corporation or, in certain cases, by a member firm of the National Association of Securities Dealers, Inc. which has entered into an appropriate agreement with the Company.

DESIGNATION AND CHANGE OF BENEFICIARY

    The Beneficiary designation contained in the Contract application will remain in effect until changed. The interest of any Beneficiary is subject to the particular Beneficiary surviving the Annuitant.

    Subject to the rights of an irrevocably designated Beneficiary, the Owner may change or revoke the designation of a Beneficiary at any time while the Annuitant is living by filing with the Company a written Beneficiary designation or revocation in such form as the Company may require. The change or revocation will not be binding upon the Company until it is received by the Company. When it is so received the change or revocation will be effective as of the date on which the Beneficiary designation or revocation was signed by the Owner.

CUSTODIAN

    The Company is Custodian of the assets of the Variable Account. The Company, as Custodian, will purchase shares of a particular series of the Series Fund at net asset value in connection with amounts allocated to the particular Sub-Account in accordance with the instructions of the Owner and will redeem Series Fund shares at net asset value for the purpose of meeting the contractual obligations of the Variable Account, paying charges relative to the Variable Account or making adjustments for annuity reserves held in the Variable Account.

                        ADMINISTRATION OF THE CONTRACTS

    The Company performs certain administrative functions relating to the Contracts and the Variable Account. These functions include, among other things, maintaining the books and records of the Variable Account and the Sub-Accounts, and maintaining records of the name, address, taxpayer identification number, Contract number, type of contract issued to each owner, the status of the Accumulation Account under each Contract, and other pertinent information necessary to the administration and operation of the Contracts. The Company has entered into service agreements with Sun Life (U.S.) and its parent, Sun Life Assurance Company of Canada, under which the latter have agreed to provide the Company with certain services on a cost reimbursement basis. These services include, but are not limited to, accounting and investment services, systems support and development, pricing, product development, actuarial, legal and compliance functions, marketing services and staff training.

                         DISTRIBUTION OF THE CONTRACTS

    The offering of the Contracts is continuous. The Contracts are sold by licensed insurance agents in the State of New York. Such agents are registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. The Contracts are distributed by Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), the Company's parent company. Commissions and other distribution compensation will be paid by the Company and will not be more than 6.31% of Purchase Payments. Commissions will not be paid with respect to Contracts established for the personal account of employees of the Company or any of its affiliates, or of persons engaged in the distribution of the Contracts. During 1998, 1999 and 2000 approximately $33,148 and
$26,962, and $4,361 respectively, was paid to and retained by Clarendon in connection with the distribution of the Contracts.

                                  ACCOUNTANTS

    Deloitte & Touche LLP, 200 Berkeley Street, Boston, Massachusetts 02117, are the Variable Account's independent auditors providing auditing and other professional services.

                        CALCULATION OF PERFORMANCE DATA

AVERAGE ANNUAL TOTAL RETURN:

    The table below shows, for various Sub-Accounts of the Variable Account, the Average Annual Total Return for the stated periods (or shorter period indicated in the note below), based upon a hypothetical initial Purchase Payment of $1,000, calculated in accordance with the formula set out below the table.

                          AVERAGE ANNUAL TOTAL RETURN
                        PERIOD ENDING DECEMBER 31, 2000


                                        INCEPTION DATE
                                       FOR STANDARDIZED   1 YEAR       5 YEAR       10 YEAR      LIFE OF FUND
                                       ----------------- -----------  -----------  ------------  --------------
Money Market Series..................      11/30/1989       0.01%        2.89%        3.02%          3.30%
Capital Appreciation Series..........      11/30/1989     (16.52)%      15.62%       16.90%         13.78%
Global Governments Series............      11/30/1989      (4.59)%       0.59%        4.28%          5.15%
Managed Sectors Series...............      11/30/1989     (25.33)%      17.40%       17.36%         14.08%
Total Return Series..................      11/30/1989      10.71%       11.17%       11.39%         10.34%
Government Securities Series.........      11/30/1989       6.10%        3.50%        5.82%          5.88%
High Yield Series....................      11/30/1989     (12.17)%       2.68%        9.77%          6.98%


---------

*From Date of Inception.




The length of the period and the last day of each period used in the above table are set out in the table heading and in the footnotes above. The Average Annual Total Return for each period was determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, in accordance with the following formula:

                                        n
                                P(1 + T)  = ERV

 Where: P      =      a hypothetical initial Purchase Payment of $1,000
        T      =      average annual total return for the period
        n      =      number of years
      ERV      =      redeemable value (as of the end of the period) of a
                      hypothetical $1,000 Purchase Payment made at the beginning of the 1-year, 5-year, or 10-year period (or fractional portion thereof)

   The formula assumes that: 1) all recurring fees have been deducted from the Contract's Accumulation Account; 2) all applicable non-recurring Contract charges are deducted at the end of the period; and 3) there will be a full surrender at the end of the period.

    The $30 annual contract maintenance charge will be allocated among the Sub-Accounts so that each Sub-Account's allocated portion of the charge is proportionate to the percentage of the number of Contracts that have amounts allocated to that Sub-Account.

SUN LIFE (N.Y.) VARIABLE ACCOUNT B


STATEMENT OF CONDITION
 -- December 31, 2000


ASSETS:                                          Shares         Cost         Value
Investments in MFS/Sun Life Series Trust:      -----------  ------------  ------------
    Capital Appreciation Series (CAS)........    1,483,809  $ 62,187,372  $ 61,650,169
    Government Securities Series (GSS).......    1,109,206    13,948,021    14,540,931
    High Yield Series (HYS)..................      874,399     7,607,511     6,669,835
    Money Market Series (MMS)................   12,051,337    12,051,337    12,051,337
    Managed Sectors Series (MSS).............      471,586    16,405,149    15,727,372
    Total Return Series (TRS)................    1,628,706    31,307,130    32,077,036
    Global Governments Series (GGS)..........      220,200     2,348,001     2,191,969
                                                            ------------  ------------
                                                            $145,854,521  $144,908,649
                                                            ============
LIABILITY:
  Payable to sponsor....................................................      (106,184)
                                                                          ------------
        Net Assets......................................................  $144,802,465
                                                                          ============


NET ASSETS:
                                                               Applicable to Owners of
                                                         Deferred Variable Annuity Contracts   Reserve for
                                                         ------------------------------------   Variable
                                                           Units    Unit Value      Value       Annuities      Total
COMPASS 2 CONTRACTS:                                     ---------  ----------  -------------  -----------  ------------
    CAS................................................   603,929   $ 86.0814   $  51,981,064  $  301,905   $ 52,282,969
    GSS................................................   488,565     27.7907      13,572,853      --         13,572,853
    HYS................................................   213,326     27.9845       5,971,771      30,367      6,002,138
    MMS................................................   621,958     18.6123      11,564,626       9,442     11,574,068
    MSS................................................   185,527     66.0210      12,284,805      58,313     12,343,118
    TRS................................................   692,813     37.6699      26,206,460     592,088     26,798,548
    GGS................................................    94,169     19.3478       1,835,206      75,255      1,910,461
                                                                                -------------  ----------   ------------
                                                                                $ 123,416,785  $1,067,370   $124,484,155
                                                                                -------------  ----------   ------------
COMPASS 3 CONTRACTS:
    CAS -- Level 1.....................................   325,773   $ 27.6375   $   9,003,556  $   --       $  9,003,556
    CAS -- Level 2.....................................    13,064     27.6563         361,232      --            361,232
    GSS -- Level 1.....................................    59,856     13.8028         826,180      --            826,180
    GSS -- Level 2.....................................     4,869     13.8122          66,754      --             66,754
    HYS -- Level 1.....................................    46,956     13.7446         645,387      --            645,387
    HYS -- Level 2.....................................     1,295     13.7540          18,218      --             18,218
    MMS -- Level 1.....................................    30,750     12.7979         393,537      --            393,537
    MMS -- Level 2.....................................     5,714     12.8066          72,793      --             72,793
    MSS -- Level 1.....................................   118,719     27.7307       3,292,167      --          3,292,167
    MSS -- Level 2.....................................     3,686     27.7495          88,223      --             88,223
    TRS -- Level 1.....................................   219,130     20.9468       4,590,080      --          4,590,080
    TRS -- Level 2.....................................    28,808     20.9610         603,420      --            603,420
    GGS -- Level 1.....................................    28,991     11.7082         339,437      --            339,437
    GGS -- Level 2.....................................     1,542     11.7161          17,326      --             17,326
                                                                                -------------  ----------   ------------
                                                                                $  20,318,310  $   --       $ 20,318,310
                                                                                -------------  ----------   ------------
        Net Assets............................................................  $ 143,735,095  $1,067,370   $144,802,465
                                                                                =============  ==========   ============


                      See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT B


STATEMENT OF OPERATIONS -- Year Ended December 31, 2000



                                                    CAS           GSS          HYS          MMS
                                                Sub-Account   Sub-Account  Sub-Account  Sub-Account
                                               -------------  -----------  -----------  ------------
INCOME AND EXPENSES:
  Dividend income and capital gain
    distributions received...................  $ 10,089,506  $   979,074   $   727,334   $    751,346
  Mortality and expense risk charges.........      (899,171)    (186,280)      (88,548)      (150,075)
  Distribution and administrative expense
    charges..................................      (107,901)     (22,354)      (10,626)       (18,009)
                                               ------------  ------------  -----------  ------------
      Net investment income (loss)...........  $  9,082,434  $   770,440   $   628,160   $    583,262
                                               ------------  ------------  -----------  ------------
REALIZED AND UNREALIZED GAINS (LOSSES):
  Realized gains (losses) on investment
    transactions:
    Proceeds from sales......................  $ 18,517,545  $ 7,911,322   $ 3,877,806   $ 10,552,624
    Cost of investments sold.................   (13,179,403)  (7,994,326)   (4,164,195)   (10,552,624)
                                               ------------  ------------  -----------  ------------
      Net realized gains (losses)............  $  5,338,142  $   (83,004)  $  (286,389)  $    --
                                               ------------  ------------  -----------  ------------
  Net unrealized appreciation (depreciation)
    on investments:
    End of year..............................  $   (537,203) $   592,910   $  (937,676)  $    --
    Beginning of year........................    23,110,236     (345,386)      (33,661)       --
                                               ------------  ------------  -----------  ------------
      Change in unrealized appreciation
        (depreciation).......................  $(23,647,439) $   938,296   $  (904,015)  $    --
                                               ------------  ------------  -----------  ------------
    Realized and unrealized gains (losses)...  $(18,309,297) $   855,292   $(1,190,404) $    --
                                               ------------  ------------  -----------  ------------
    INCREASE (DECREASE) IN NET ASSETS FROM
      OPERATIONS.............................  $ (9,226,863) $ 1,625,732   $ (562,244)  $    583,262
                                               ============  ============  ===========  ============



                                                   MSS           TRS          GGS
                                               Sub-Account   Sub-Account  Sub-Account
                                               ------------  -----------  -----------
INCOME AND EXPENSES:
  Dividend income and capital gain
    distributions received...................  $  3,642,430  $3,156,975    $  96,548
  Mortality and expense risk charges.........      (226,259)   (357,081)     (26,344)
  Distribution and administrative expense
    charges..................................       (27,151)    (42,849)      (3,161)
                                               ------------  -----------   ---------
      Net investment income (loss)...........  $  3,389,020  $2,757,045    $  67,043
REALIZED AND UNREALIZED GAINS (LOSSES):
  Realized gains (losses) on investment
    transactions:
    Proceeds from sales......................  $  5,176,640  $9,838,429    $ 691,889
    Cost of investments sold.................    (3,055,786) (9,117,839)    (764,267)
                                               ------------  -----------   ---------
      Net realized gains (losses)............  $  2,120,854  $  720,590    $ (72,378)
                                               ------------  -----------   ---------
  Net unrealized appreciation (depreciation)
    on investments:
    End of year..............................  $   (677,777) $  769,906    $(156,032)
    Beginning of year........................     9,392,435    (136,539)    (147,179)
                                               ------------  -----------   ---------
      Change in unrealized
        appreciation(depreciation)...........  $(10,070,212) $  906,445    $  (8,853)
                                               ------------  -----------   ---------
    Realized and unrealized gains (losses)...  $ (7,949,358) $1,627,035    $ (81,231)
                                               ------------  -----------   ---------
    INCREASE (DECREASE) IN NET ASSETS FROM
      OPERATIONS.............................  $ (4,560,338) $4,384,080    $ (14,188)
                                               ============  ===========   =========


                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT B


STATEMENTS OF CHANGES IN NET ASSETS


                                                                         CAS                        GSS
                                                                     Sub-Account                Sub-Account
                                                              --------------------------  ------------------------
                                                                      Year Ended                 Year Ended
                                                                     December 31,               December 31,
                                                                  2000          1999         2000         1999
                                                              ------------  ------------  -----------  -----------
OPERATIONS:
  Net investment income (loss)..............................  $  9,082,434  $  7,214,663  $   770,440  $   740,061
  Net realized gains (losses)...............................     5,338,142     6,666,954      (83,004)     100,172
  Net unrealized gains (losses).............................   (23,647,439)    6,504,901      938,296   (1,471,762)
                                                              ------------  ------------  -----------  -----------
      Increase (Decrease) in net assets from operations.....  $ (9,226,863) $ 20,386,518  $ 1,625,732  $  (631,529)
                                                              ------------  ------------  -----------  -----------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received..............................  $  1,671,310  $  1,714,153  $   256,738  $   366,181
    Net transfers between Sub-Accounts and Fixed Account....       417,634    (2,717,099)  (2,769,544)   1,300,244
    Withdrawals, surrenders, annuitizations and contract
      charges...............................................   (13,817,516)  (11,492,973)  (3,070,552)  (2,582,016)
                                                              ------------  ------------  -----------  -----------
      Net accumulation activity.............................  $(11,728,572) $(12,495,919) $(5,583,358) $  (915,591)
                                                              ------------  ------------  -----------  -----------
  Annuitization Activity:
    Annuitizations..........................................  $    --       $    --       $   --       $   --
    Annuity payments and contract charges...................       (42,556)      (34,365)     (10,611)     (10,821)
    Adjustments to annuity reserve..........................        (4,086)       (3,669)     (75,589)        (571)
                                                              ------------  ------------  -----------  -----------
      Net annuitization activity............................  $    (46,642) $    (38,034) $   (86,200) $   (11,392)
                                                              ------------  ------------  -----------  -----------
  Increase (Decrease) in net assets from contract owner
    transactions............................................  $(11,775,214) $(12,533,953) $(5,669,558) $  (926,983)
                                                              ------------  ------------  -----------  -----------
    Increase (Decrease) in net assets.......................  $(21,002,077) $  7,852,565  $(4,043,826) $(1,558,512)
NET ASSETS:
  Beginning of year.........................................    82,649,834    74,797,269   18,509,613   20,068,125
                                                              ------------  ------------  -----------  -----------
  End of year...............................................  $ 61,647,757  $ 82,649,834  $14,465,787  $18,509,613
                                                              ============  ============  ===========  ===========


                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

                                                                        HYS                       MMS
                                                                    Sub-Account               Sub-Account
                                                              ------------------------  ------------------------
                                                                     Year Ended                Year Ended
                                                                    December 31,              December 31,
                                                                 2000         1999         2000         1999
                                                              -----------  -----------  -----------  -----------
OPERATIONS:
  Net investment income (loss)..............................  $   628,160  $   664,857  $   583,262  $   436,945
  Net realized gains (losses)...............................     (286,389)      46,862      --           --
  Net unrealized gains (losses).............................     (904,015)    (158,018)     --           --
                                                              -----------  -----------  -----------  -----------
      Increase (Decrease) in net assets from operations.....  $  (562,244) $   553,701  $   583,262  $   436,945
                                                              -----------  -----------  -----------  -----------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received..............................  $   103,402  $   139,687  $   121,021  $   331,312
    Net transfers between Sub-Accounts and Fixed Account....      234,908     (146,150)   2,401,888    2,778,316
    Withdrawals, surrenders, annuitizations and contract
      charges...............................................   (1,664,665)  (2,315,482)  (3,427,059)  (4,633,677)
                                                              -----------  -----------  -----------  -----------
      Net accumulation activity.............................  $(1,326,355) $(2,321,945) $  (904,150) $(1,524,049)
                                                              -----------  -----------  -----------  -----------
  Annuitization Activity:
    Annuitizations..........................................  $   --       $   --       $   --       $   --
    Annuity payments and contract charges...................       (4,605)      (4,781)        (990)        (991)
    Adjustments to annuity reserves.........................          828           36         (619)        (489)
                                                              -----------  -----------  -----------  -----------
      Net annuitization activity............................  $    (3,777) $    (4,745) $    (1,609) $    (1,480)
                                                              -----------  -----------  -----------  -----------
  Increase (Decrease) in net assets from contract owner
    transactions............................................  $(1,330,132) $(2,326,690) $  (905,759) $(1,525,529)
                                                              -----------  -----------  -----------  -----------
      Increase (Decrease) in net assets.....................  $(1,892,376) $(1,772,989) $  (322,497) $(1,088,584)
NET ASSETS:
  Beginning of year.........................................    8,558,119   10,331,108   12,362,895   13,451,479
                                                              -----------  -----------  -----------  -----------
  End of year...............................................  $ 6,665,743  $ 8,558,119  $12,040,398  $12,362,895
                                                              ===========  ===========  ===========  ===========



                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

                                                                         MSS                       TRS
                                                                     Sub-Account               Sub-Account
                                                              -------------------------  ------------------------
                                                                     Year Ended                 Year Ended
                                                                    December 31,               December 31,
                                                                  2000         1999         2000         1999
                                                              ------------  -----------  -----------  -----------
OPERATIONS:
  Net investment income (loss)..............................  $  3,389,020  $  (184,251) $ 2,757,045  $ 5,150,381
  Net realized gains (losses)...............................     2,120,854    1,085,821      720,590    1,833,572
  Net unrealized gains (losses).............................   (10,070,212)   8,751,129      906,445   (6,361,157)
                                                              ------------  -----------  -----------  -----------
      Increase (Decrease) in net assets from operations.....  $ (4,560,338) $ 9,652,699  $ 4,384,080  $   622,796
                                                              ------------  -----------  -----------  -----------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received..............................  $    566,097  $   473,194  $   729,511  $   777,915
    Net transfers between Sub-Accounts and Fixed Account....     1,525,843      669,451   (1,604,953)  (1,352,900)
    Withdrawals, surrenders, annuitizations and contract
      charges...............................................    (2,678,912)  (2,808,685)  (6,090,086)  (6,001,510)
                                                              ------------  -----------  -----------  -----------
      Net accumulation activity.............................  $   (586,972) $(1,666,040) $(6,965,528) $(6,576,495)
                                                              ------------  -----------  -----------  -----------
  Annuitization Activity:
    Annuitizations..........................................  $    --       $   --       $   113,373  $   --
    Annuity payments and contract charges...................        (5,780)      (3,962)    (104,255)    (108,609)
    Adjustments to annuity reserves.........................           (30)      (2,394)       2,037       (8,680)
                                                              ------------  -----------  -----------  -----------
      Net annuitization activity............................  $     (5,810) $    (6,356) $    11,155  $  (117,289)
                                                              ------------  -----------  -----------  -----------
  Increase (Decrease) in net assets from contract owner
    transactions............................................  $   (592,782) $(1,672,396) $(6,954,373) $(6,693,784)
                                                              ------------  -----------  -----------  -----------
      Increase (Decrease) in net assets.....................  $ (5,153,120) $ 7,980,303  $(2,570,293) $(6,070,988)
NET ASSETS:
  Beginning of year.........................................    20,876,628   12,896,325   34,562,341   40,633,329
                                                              ------------  -----------  -----------  -----------
  End of year...............................................  $ 15,723,508  $20,876,628  $31,992,048  $34,562,341
                                                              ============  ===========  ===========  ===========


                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

                                                                       GGS
                                                                   Sub-Account
                                                              ----------------------
                                                                    Year Ended
                                                                   December 31,
                                                                 2000        1999
                                                              ----------  ----------
OPERATIONS:
  Net investment income (loss)..............................  $   67,043  $  354,894
  Net realized gains (losses)...............................     (72,378)    (65,745)
  Net unrealized gains (losses).............................      (8,853)   (524,276)
                                                              ----------  ----------
      Increase (Decrease) in net assets from operations.....  $  (14,188) $ (235,127)
                                                              ----------  ----------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received..............................  $   64,417  $   99,671
    Net transfers between Sub-Accounts and Fixed Account....    (371,032)   (269,717)
    Withdrawals, surrenders, annuitizations and contract
     charges................................................    (299,922)   (526,930)
                                                              ----------  ----------
      Net accumulation activity.............................  $ (606,537) $ (696,976)
                                                              ----------  ----------
  Annuitization Activity:
    Annuitizations..........................................  $   --      $   --
    Annuity payments and contract charges...................      --          --
    Adjustments to annuity reserves.........................      75,255      --
                                                              ----------  ----------
      Net annuitization activity............................  $   75,255  $   --
                                                              ----------  ----------
  Increase (Decrease) in net assets from contract owner
    transactions............................................  $ (531,282) $ (696,976)
                                                              ----------  ----------
      Increase (Decrease) in net assets.....................  $ (545,470) $ (932,103)
NET ASSETS:
  Beginning of year.........................................   2,812,694   3,744,797
                                                              ----------  ----------
  End of year...............................................  $2,267,224  $2,812,694
                                                              ==========  ==========


                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT B


NOTES TO FINANCIAL STATEMENTS


(1) ORGANIZATION


Sun Life (N.Y.) Variable Account B (the "Variable Account"), a separate account of Sun Life Insurance and Annuity Company of New York, (the "Sponsor") (a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.)), was established on December 3, 1984 as a funding vehicle for individual variable annuities. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.


The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific series of MFS/Sun Life Series Trust (the "Series Trust") as selected by contract owners. The Series Trust is an open-end management investment company registered under the Investment Company Act of 1940. Massachusetts Financial Services Company ("MFS"), an affiliate of Sun Life Assurance Company of Canada (U.S.), is investment adviser to the Series Trust.


(2) SIGNIFICANT ACCOUNTING POLICIES


GENERAL
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Sponsor's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


INVESTMENT VALUATIONS
Investments in shares of the Series Trust are recorded at their net asset value. Realized gains and losses on sales of shares of the Series Trust are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Series Trust shares and are recognized on the ex-dividend date.


Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.


FEDERAL INCOME TAX STATUS
The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes.


(3) CONTRACT CHARGES


A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

(3) CONTRACT CHARGES -- continued


Sponsor. These deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate of 1.3% of the assets of the Variable Account attributable to Compass 2 contracts and 1.25% of the assets of the Variable Account attributable to Compass 3 contracts.


Each year on the contract anniversary, a contract maintenance charge of $30 is deducted from each contract's accumulation account to cover administrative expenses relating to the contract. After the annuity commencement date the charge is deducted pro rata from each annuity payment made during the year.


The Sponsor does not deduct a sales charge from purchase payments. However, a withdrawal charge (contingent deferred sales charge) of up to 6% of certain amount withdrawn, when applicable, will be deducted to cover certain expenses relating to the sale of the contract. In no event shall the aggregate withdrawal charges (including the distribution expense charge described below applicable to Compass 3 contracts) exceed 5% of the purchase payments made under a Compass 2 contract or 9% of the purchase payments made under a Compass 3 contract.


For assuming the risk that withdrawal charges may be insufficient to compensate it for the costs of distributing the Compass 3 contracts, the Sponsor makes a deduction from the Variable Account at the end of each valuation period for the first seven contract years (during both the accumulation period and, if applicable, after annuity payments begin) at an effective annual rate of 0.15% of the assets of the Variable Account attributable to such contracts. No deduction is made after the seventh contract anniversary. No such deduction is made with respect to assets attributable to Compass 2 contracts.


(4) ANNUITY RESERVES


Annuity reserves for contracts with annuity commencement dates prior to February 1, 1987 have been calculated using the 1971 Individual Annuitant Mortality Table. Annuity reserves for contracts with annuity commencement dates on or after February 1, 1987 are calculated using the 1983 Individual Annuitant Mortality Table. All annuity reserves are calculated using an assumed interest rate of 4%. Required adjustments to the reserve are accomplished by transfers to or from the Sponsor.

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS


                                                 CAS                  GSS                HYS                MMS
                                             Sub-Account          Sub-Account        Sub-Account        Sub-Account
                                          ------------------  -------------------  ----------------  ------------------
                                              Year Ended          Year Ended          Year Ended         Year Ended
                                             December 31,        December 31,        December 31,       December 31,
COMPASS 2 CONTRACTS:                        2000      1999      2000      1999      2000     1999      2000      1999
--------------------                      --------  --------  --------  ---------  -------  -------  --------  --------
Units Outstanding Beginning of Year        723,461   881,482   698,455    737,003  253,467  327,184   662,084   745,670
    Units purchased                          6,424     9,916    10,524     16,589    1,396    2,531     4,520    13,565
    Units transferred between
      Sub-Accounts and Fixed Account         5,453   (33,469) (105,931)    42,637   11,490   (4,831)  132,608   156,398
    Units withdrawn, surrendered, and
      annuitized                          (131,409) (134,468) (114,483)   (97,774) (53,027) (71,417) (177,254) (253,549)
                                          --------  --------  --------  ---------  -------  -------  --------  --------
Units Outstanding End of Year              603,929   723,461   488,565    698,455  213,326  253,467   621,958   662,084
                                          ========  ========  ========  =========  =======  =======  ========  ========


                                                 MSS                  TRS                GGS
                                             Sub-Account          Sub-Account        Sub-Account
                                          ------------------  -------------------  ----------------
                                              Year Ended          Year Ended          Year Ended
                                             December 31,        December 31,        December 31,
                                            2000      1999      2000      1999      2000     1999
                                          --------  --------  --------  ---------  -------  -------
Units Outstanding Beginning of Year        198,732   230,507   881,186  1,076,662  124,494  158,924
    Units purchased                          2,853     3,640    14,290     14,751    2,237    3,999
    Units transferred between
      Sub-Accounts and Fixed Account        13,636    11,067   (46,455)   (41,729) (17,464) (12,898)
    Units withdrawn, surrendered, and
      annuitized                           (29,694)  (46,482) (156,208)  (168,498) (15,098) (25,531)
                                          --------  --------  --------  ---------  -------  -------
Units Outstanding End of Year              185,527   198,732   692,813    881,186   94,169  124,494
                                          ========  ========  ========  =========  =======  =======

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued


                                           CAS -- Level 1    GSS -- Level 1   HYS -- Level 1    MMS -- Level 1
                                            Sub-Account       Sub-Account       Sub-Account      Sub-Account
                                          ----------------  ----------------  ---------------  ----------------
                                             Year Ended        Year Ended       Year Ended        Year Ended
                                            December 31,      December 31,     December 31,      December 31,
COMPASS 3 CONTRACTS:                       2000     1999     2000     1999     2000    1999     2000     1999
--------------------                      -------  -------  -------  -------  ------  -------  -------  -------
Units Outstanding Beginning of Year       349,564  339,067   72,199   67,394  54,240   60,336   47,556   51,357
    Units purchased                        34,750   40,048    3,205    3,908   4,043    5,236    3,907    8,442
    Units transferred between
      Sub-Accounts and Fixed Account      (18,951)     (29)  (8,149)   9,029  (5,388)    (184)  (4,058)   2,921
    Units withdrawn, surrendered, and
      annuitized                          (39,590) (29,522)  (7,399)  (8,132) (5,939) (11,148) (16,655) (15,164)
                                          -------  -------  -------  -------  ------  -------  -------  -------
Units Outstanding End of Year             325,773  349,564   59,856   72,199  46,956   54,240   30,750   47,556
                                          =======  =======  =======  =======  ======  =======  =======  =======


                                           MSS -- Level 1    TRS -- Level 1   GGS -- Level 1
                                            Sub-Account       Sub-Account       Sub-Account
                                          ----------------  ----------------  ---------------
                                             Year Ended        Year Ended       Year Ended
                                            December 31,      December 31,     December 31,
                                           2000     1999     2000     1999     2000    1999
                                          -------  -------  -------  -------  ------  -------
Units Outstanding Beginning of Year       112,125  113,778  286,275  296,455  33,432   35,645
    Units purchased                        10,885   14,017   14,919   21,166   2,539    3,228
    Units transferred between
      Sub-Accounts and Fixed Account        4,712   (3,273) (36,923)  (6,116) (5,572)  (3,048)
    Units withdrawn, surrendered, and
      annuitized                           (9,003) (12,397) (45,141) (25,230) (1,408)  (2,393)
                                          -------  -------  -------  -------  ------  -------
Units Outstanding End of Year             118,719  112,125  219,130  286,275  28,991   33,432
                                          =======  =======  =======  =======  ======  =======


                      CAS -- Level 2  GSS -- Level 2  HYS -- Level 2  MMS -- Level 2  MSS -- Level 2  TRS -- Level 2  GGS -- Level 2
                       Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                      --------------  --------------  --------------  --------------  --------------  --------------  --------------
                       Period Ended    Period Ended    Period Ended    Period Ended    Period Ended    Period Ended    Period Ended
                       December 31,    December 31,    December 31,    December 31,    December 31,    December 31,    December 31,
                         2000(a)         2000(a)         2000(a)         2000(a)         2000(a)         2000(a)         2000(a)
                      --------------  --------------  --------------  --------------  --------------  --------------  --------------
Units Outstanding
 Beginning of Year         --             --              --              --              --               --             --
    Units purchased              7        --                   11         --                    6               71        --
    Units
      transferred
      between Sub-
      Accounts and
      Fixed Account         13,922          4,869           1,284           5,714           3,680           29,547          1,542
    Units withdrawn,
      surrendered,
      and annuitized          (865)       --              --              --              --                  (810)       --
                        ----------      ---------       ---------       ---------       ---------       ----------      ---------
Units Outstanding
 End of Year                13,064          4,869           1,295           5,714           3,686           28,808          1,542
                        ==========      =========       =========       =========       =========       ==========      =========

(a) For the period July 14, 2000 (commencement of operations) through December 31, 2000.

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

(6) INVESTMENT PURCHASES AND SALES


The following table shows the aggregate cost of shares purchased and proceeds from the sales of shares for each Sub-account for the year ended December 31, 2000:


                                                               Purchases       Sales
                                                              -----------   -----------
Capital Appreciation Series                                   $15,828,851   $18,517,545
Government Securities Series                                    3,087,793     7,911,322
High Yield Series                                               3,175,006     3,877,806
Money Market Series                                            10,230,746    10,552,624
Managed Sectors Series                                          7,972,908     5,176,640
Total Return Series                                             5,639,064     9,838,429
Global Governments Series                                         152,395       691,889

INDEPENDENT AUDITORS' REPORT


To the Participants in Sun Life (N.Y.) Variable Account B
  and the Board of Directors of Sun Life Insurance and Annuity Company of New
York:


We have audited the accompanying statement of condition of Capital Appreciation Series Sub-Account, Government Securities Series Sub-Account, High Yield Series Sub-Account, Money Market Series Sub-Account, Managed Sectors Series Sub-Account, Total Return Series Sub-Account and Global Governments Series Sub-Account of Sun Life (N.Y.) Variable Account B (the "Sub-Accounts") as of December 31, 2000, the related statement of operations for the year then ended and the statements of changes in net assets for the years ended December 31, 2000 and 1999. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.


We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at December 31, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, such financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 2000 and the results of their operations and the changes in their net assets for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP


Boston, Massachusetts
February 9, 2001

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                              STATEMENTS OF INCOME
                                 (in thousands)

              For the years ended December 31, 2000, 1999 and 1998

                                                         2000          1999         1998
                                                      -----------   -----------  -----------
Revenues

  Premiums and annuity considerations                 $   17,810    $   17,849   $   16,225
  Net investment income                                   11,821        11,906       14,029
  Net realized investment gains (losses)                  (3,079)          497        1,368
  Fee and other income                                     9,753         8,387        7,434
                                                      -----------   -----------  -----------

Total revenues                                            36,305        38,639       39,056
                                                      -----------   -----------  -----------
Benefits and Expenses

  Policyowner benefits                                    19,381        20,153       20,023
  Other operating expenses                                 8,383         9,181        7,473
  Amortization of deferred policy acquisition costs        5,844         2,670        3,234
                                                      -----------   -----------  -----------

Total benefits and expenses                               33,608        32,004       30,730
                                                      -----------   -----------  -----------

Income before income tax expense                           2,697         6,635        8,326

Income tax expense                                           958         2,180        2,723
                                                      -----------   -----------  -----------

Net Income                                            $    1,739    $    4,455   $    5,603
                                                      ===========   ===========  ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                                 BALANCE SHEETS
                       (in thousands except per share data)

                           December 31, 2000 and 1999

                                     ASSETS                                  2000           1999
                                                                         ------------   ------------
Investments
  Available-for-sale fixed maturities at fair value (amortized cost of
  $110,526 and $122,747 in 2000 and 1999, respectively)                  $    110,843   $    119,940
  Mortgage loans                                                               26,876         26,244
  Policy loans                                                                    541            538
  Short-term investments                                                       16,001          7,295
                                                                         ------------   ------------

Total investments                                                             154,261        154,017

Cash and cash equivalents                                                       7,292         11,458
Accrued investment income                                                       1,765          1,871
Deferred policy acquisition costs                                              23,799         27,893
Other assets                                                                    9,413          7,010
Separate account assets                                                       556,842        632,351
                                                                         ------------   ------------

Total assets                                                             $    753,372   $    834,600
                                                                         ============   ============

                                   LIABILITIES

Future contract and policy benefits                                      $     37,082   $     35,251
Contractholder deposit funds and other policy liabilities                      98,307        108,301
Deferred federal income taxes                                                   1,561          1,674
Other liabilities and accrued expenses                                          4,160            575
Separate account liabilities                                                  556,842        632,351
                                                                         ------------   ------------

Total liabilities                                                             697,952        778,152
                                                                         ------------   ------------

Commitments and contingencies - Note 15

                              STOCKHOLDER'S EQUITY

Common stock, $1 par value - 2,000 shares authorized;                    $      2,000   $      2,000
  2,000 shares issued and outstanding
Additional paid-in capital                                                     29,500         29,500
Accumulated other comprehensive income (loss)                                     661         (1,272)
Retained earnings                                                              23,259         26,220
                                                                         ------------   ------------
Total stockholder's equity                                               $     55,420   $     56,448
                                                                         ------------   ------------

Total liabilities and stockholder's equity                               $    753,372   $    834,600
                                                                         ============   ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                       STATEMENTS OF COMPREHENSIVE INCOME
                                 (in thousands)

              For the years ended December 31, 2000, 1999 and 1998

                                                                    2000           1999            1998
                                                                ------------   ------------    ------------
Net income                                                      $      1,739   $      4,455    $      5,603
Other comprehensive income
  Net unrealized holding gains (losses) on available-for-sale
    securities, net of tax                                             1,933         (2,443)           (299)
                                                                ------------   ------------    ------------

Comprehensive income                                            $      3,672   $      2,012    $      5,304
                                                                ============   ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                       STATEMENTS OF STOCKHOLDER'S EQUITY
                                 (in thousands)

               For the years ended December 31, 2000, 1999 and 1998

                                                               ACCUMULATED
                                                ADDITIONAL        OTHER                          TOTAL
                                  COMMON         PAID-IN      COMPREHENSIVE      RETAINED    STOCKHOLDER'S
                                  STOCK          CAPITAL          INCOME         EARNINGS        EQUITY
                               ------------    ------------   -------------    ------------  -------------
Balance at December 31, 1997          2,000          29,500           1,470          25,662         58,632

  Net income                                                                          5,603          5,603
  Other comprehensive income                                           (299)                          (299)
  Dividends to stockholder                                                           (3,000)        (3,000)
                               ------------    ------------   -------------    ------------  -------------

Balance at December 31, 1998          2,000          29,500           1,171          28,265         60,936

  Net income                                                                          4,455          4,455
  Other comprehensive income                                         (2,443)                        (2,443)
  Dividends to stockholder                                                           (6,500)        (6,500)
                               ------------    ------------   -------------    ------------  -------------

Balance at December 31, 1999   $      2,000    $     29,500   $      (1,272)   $     26,220  $      56,448

  Net income                                                                          1,739          1,739
  Other comprehensive income                                          1,933                          1,933
  Dividends to stockholder                                                           (4,700)        (4,700)
                               ------------    ------------   -------------    ------------  -------------

Balance at December 31, 2000   $      2,000    $     29,500   $         661    $     23,259  $      55,420
                               ============    ============   =============    ============  =============


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                            STATEMENTS OF CASH FLOWS
                                 (in thousands)

              For the years ended December 31, 2000, 1999 and 1998

                                                                 2000          1999          1998
                                                              ----------    ----------    ----------

CASH FLOWS FROM OPERATING ACTIVITIES:

Net income                                                    $    1,739    $    4,455    $    5,603
Adjustments to reconcile net income to net cash provided by
operating activities:
  Amortization of  discount and premiums                               7           170            56
  Depreciation and amortization                                       --           122            31
  Net realized gains (losses) on investments                       3,079          (497)       (1,368)
  Interest credited  to contractholder deposit funds               5,751         5,974         7,532
  Deferred federal income taxes                                   (1,154)          879           517
Changes in assets and liabilities:
   Deferred acquisition costs                                      3,943            19        (1,836)
  Outstanding premiums                                              (264)       (1,924)          126
  Accrued investment income                                          106            54           341
  Other assets                                                    (2,139)           --
  Future contract and policy benefits                              2,698         2,342         1,118
  Other, net                                                       3,611        (2,554)            1
                                                              ----------    ----------    ----------

Net cash provided by operating activities                         17,377         9,040        12,121
                                                              ----------    ----------    ----------

CASH FLOWS FROM INVESTING ACTIVITIES:
  Sales, maturities and repayments of:
      Available-for-sale fixed maturities                         51,688        78,076        45,941
      Real estate                                                     --         2,009           (13)
      Mortgage loans                                               3,177        11,852        13,115
  Purchases of:
      Available-for-sale fixed maturities                        (42,546)      (70,547)      (42,724)
      Mortgage loans                                              (3,809)       (3,675)           --
      Real estate                                                     --            --        (1,756)
  Net change in policy loans                                          (3)           87            11
  Net change in short-term investments                            (8,706)       (3,404)        6,483
  Changes in other investing activities, net                          --          (222)          165
                                                              ----------    ----------    ----------

Net cash provided by (used in) investing activities                 (199)       14,176        21,222
                                                              ----------    ----------    ----------

CASH FLOWS FROM FINANCING ACTIVITIES:
  Deposits to contractholder deposit funds                    $   11,301    $    8,362    $   24,785
  Withdrawals from contractholder deposit funds                  (27,945)      (23,004)      (65,419)
  Dividends paid to stockholder                                   (4,700)       (6,500)       (3,000)
                                                              ----------    ----------    ----------

Net cash used in financing activities                            (21,344)      (21,142)      (43,634)
                                                              ----------    ----------    ----------

Net change in cash and cash equivalents                           (4,166)        2,074       (10,291)

Cash and cash equivalents, beginning of year                      11,458         9,384        19,675
                                                              ----------    ----------    ----------

Cash and cash equivalents, end of year                        $    7,292    $   11,458    $    9,384
                                                              ==========    ==========    ==========
SUPPLEMENTAL CASH FLOW INFORMATION
   Income taxes paid                                          $      701    $    2,521    $    2,506

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

1.   DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     GENERAL

     Sun Life Insurance and Annuity Company of New York (the "Company") is incorporated as a life insurance company and is currently engaged in the sale of individual fixed and variable annuity contracts, and group life and disability insurance contracts in its state of domicile, New York. The parent company, Sun Life Assurance Company of Canada (U.S.), is ultimately a wholly-owned subsidiary of Sun Life Financial Services of Canada Inc. Sun Life Financial Services of Canada Inc. was formed as a result of the demutualization on March 22, 2000 of Sun Life Assurance Company of Canada, which was the Company's ultimate parent at December 31, 1999.

     BASIS OF PRESENTATION

     The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for stock life insurance companies.

     For the year ended December 31, 1999, the Company filed its Annual Report on Form 10-K using audited statutory financial statements prepared in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of New York which is a comprehensive basis of accounting other than GAAP. The Company changed its basis of accounting to GAAP and has restated the financial statements for the prior years ended December 31, 1999 and 1998 to conform with GAAP. See Note 13 for a reconciliation of statutory surplus to GAAP equity and statutory net income to GAAP net income.

     USE OF ESTIMATES

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. The most significant estimates are those used in determining deferred policy acquisition costs, investment allowances and the liabilities for future policyholder benefits. Actual results could differ from those estimates.

     FINANCIAL INSTRUMENTS

     In the normal course of business, the Company enters into transactions involving various types of financial instruments, including cash and cash equivalents, investments such as fixed maturities, mortgage loans and equity securities, debt, loan commitments and financial guarantees. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses. Financial instruments are more fully described in Note 6.

     CASH AND CASH EQUIVALENTS

     Cash and cash equivalents primarily include cash, commercial paper, money market investments, and short term bank participations. All such investments have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     INVESTMENTS

     The Company accounts for its investments in accordance with Statement of Financial Accounting Standards No. 115, "Accounting for Certain Investments in Debt and Equity Securities." At the time of purchase, fixed maturity securities are classified based on intent, as held-to-maturity or available-for-sale. In order for the securities to be classified as held-to-maturity, the Company must have positive intent and ability to hold the securities to maturity. Securities held-to-maturity are stated at cost, adjusted for amortization of premiums, and accretion of discounts. Securities that do not meet this criteria are classified as available-for-sale. Available-for-sale securities are carried at estimated fair value with changes in unrealized gains or losses reported net of policyholder related amounts and deferred income taxes in a separate component of other comprehensive income. Fair values for publicly traded securities are obtained from external market quotations. For privately placed fixed maturities, fair values are estimated by taking into account prices for publicly traded securities of similar credit risk, maturities repayment, and liquidity characteristics. The Company does not engage in trading activities. All of the Company's fixed maturity securities are available-for-sale. All security transactions are recorded on a trade-date basis.

     The Company's accounting policy for impairment requires recognition of an other-than-temporary impairment charge on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligations of the security. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other-than-temporarily impaired securities for additional impairment, if necessary.

     Mortgage loans are stated at unpaid principle balances, net of provisions for estimated losses. Mortgage loans acquired at a premium or discount are carried at amortized values net of provisions for estimated losses. Loans include commercial first mortgage loans and are diversified by property type and geographic area throughout the United States. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the properties' value at the time that the original loan is made.

     A loan is recognized as impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. Measurement of impairment is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or at the loan's observable market price. A specific valuation allowance is established if the fair value of the impaired loan is less than the recorded amount. Loans are also charged against the allowance when determined to be uncollectible. The allowance is based on a continuing review of the loan portfolio, past loss experience and current economic conditions, which may affect the borrower's ability to pay. While management believes that it uses the best information available to establish the allowance, future adjustments to the allowance may become necessary if economic conditions differ from the assumptions used in making the evaluation.

     Real estate investments are held for the production of income or held-for-sale. Real estate investments held for the production of income are carried at the lower of cost adjusted for accumulated depreciation or fair value. Depreciation of buildings and improvements is calculated using the straight-line method over the estimated useful life of the property, generally 40 to 50 years. Real estate investments held-for-sale are primarily acquired through foreclosure of mortgage loans. The cost of real estate that has been acquired through foreclosure is the estimated fair value, less estimated costs to dispose at the time of foreclosure.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Policy loans are carried at the amount of outstanding principal balance not in excess of net cash surrender values of the related insurance policies.

     Investment income is recognized on an accrual basis. Realized gains and losses on the sales of investments are recognized in operations at the date of sale and are determined using the specific cost identification method. When an impairment of a specific investment or a group of investments is determined to be other than temporary, a realized investment loss is recorded. Changes in the provision for estimated losses on mortgage loans and real estate are included in net realized investment gains and losses.

     Interest income on loans is recorded on the accrual basis. Loans are placed in a non-accrual status when management believes that the borrower's financial condition, after giving consideration to economic and business conditions and collection efforts, is such that collection of principal and interest is doubtful. When a loan is placed in non-accrual status, all interest previously accrued is reversed against current period interest income. Interest accruals are resumed on such loans only when they are brought fully current with respect to principle and interest, have performed on a sustained basis for a reasonable period of time, and when, in the judgement of management, the loans are estimated to be fully collectible as to both principal and interest.

     DEFERRED POLICY ACQUISITION COSTS

     Acquisition costs consist of commissions, underwriting and other costs that vary with and are primarily related to the production of new business. Acquisition costs related to investment-type contracts, primarily deferred annuity and guaranteed investment contracts, are deferred and amortized with interest in proportion to the present value of estimated gross profits to be realized over the estimated lives of the contracts. Estimated gross profits are composed of net investment income, net realized investment gains and losses, life and variable annuity fees, surrender charges and direct variable administrative expenses. This amortization is reviewed annually and adjusted retrospectively by a cumulative charge or credit to current operations when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments.

     Deferred acquisition costs for each product are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of deferred policy acquisition costs is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits discussed above are reduced. The amount of amortization of deferred policy acquisition costs could also be revised in the near term if any of the estimates discussed above are revised.

     OTHER ASSETS

     Property, equipment, and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is provided using the straight-line or accelerated method over the estimated useful lives of the related assets, which generally range from 3 to 30 years.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements. Reinsurance receivables from reinsurance ceded are also included in other assets.

     POLICY LIABILITIES AND ACCRUALS

     Future contract and policy benefits are liabilities for life, health and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 4.5% to 5.5% for life insurance and 6.0% to 7.0% for annuities. The liabilities associated with traditional life insurance, annuity and disability insurance products are computed using the net level premium method based on assumptions about future investment yields, mortality, morbidity and persistency. The assumptions used are based upon both the Company and its affiliates' experience and industry standards. Estimated liabilities are established for group life and health policies that contain experience rating provisions.

     Contractholder deposit funds consist of policy values that accrue to the holders of investment-related products such as deferred annuities and guaranteed investment contracts. The liabilities are determined using the retrospective deposit method and consist of net deposits and investment earnings less administrative charges. The liability is before the deduction of any applicable surrender charges.

     Other policy liabilities include liabilities for policy and contract claims. These amounts consist of the estimated amount payable for claims reported but not yet settled and an estimate of claims incurred but not reported. The amount reported is based upon historical experience, adjusted for trends and current circumstances. Management believes that the recorded liability is sufficient to provide for the associated claims adjustment expenses. Revisions of these estimates are included in operations in the year such refinements are made.

     REVENUE AND EXPENSES

     Premiums for traditional individual life and annuity products are considered revenue when due. Premiums related to group disability insurance are recognized as revenue pro-rata over the contract period. The unexpired portion of these premiums is recorded as unearned premiums. Revenue from investment-related products includes charges for cost of insurance (mortality), initiation and administration of the policy and surrender charges. Revenue is recognized when the charges are assessed, except that any portion of an assessment that relates to services to be provided in future years is deferred and recognized over the period during which the services are provided.

     Benefits and expenses, other than deferred policy acquisition costs, related to traditional life, annuity, and disability contracts, including group policies, are recognized when incurred in a manner designed to match them with related premium revenue and spread income recognition over expected policy lives. For investment-type contracts, benefits include interest credited to policyholder's accounts and death benefits in excess of account values, which are recognized as incurred.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     INCOME TAXES

     The Company files a consolidated federal income tax return with its parent, Sun Life Assurance Company of Canada (U.S.), and other affiliates. Deferred income taxes are generally recognized when assets and liabilities have different value for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards ("SFAS") No. 109, "Accounting for Income Taxes." These differences result primarily from policy reserves, policy acquisition expenses and unrealized gains or losses on investments.

     SEPARATE ACCOUNTS

     The Company has established separate accounts applicable to various classes of contracts providing for variable benefits and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilites. Contracts for which funds are invested in separate accounts include individual qualified and non-qualified variable annuity contracts. Assets and liabilities of the separate accounts, representing net deposits and accumulated net investment earnings, less fees, held primarily for the benefit of contractholders, are shown as separate captions in the financial statements. Assets held in the separate accounts are carried at market value and the investment risk of such securities is retained by the policyholder.

     NEW ACCOUNTING PRONOUNCEMENTS

     In June 1998, the Financial Accounting Standards Board ("FASB") issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities", which establishes accounting and reporting standards for derivative instruments. SFAS No. 133 requires that an entity recognize all derivatives as either assets or liabilities at fair value in the statement of financial position, and establishes special accounting for the following three types of hedges: fair value hedges, cash flow hedges, and hedges of foreign currency exposures of net investments in foreign operations.

     In June 1999, the FASB issued SFAS No. 137, "Accounting for Derivative Instruments and Hedging Activities -- Deferral of the Effective Date of FASB Statement No. 133." SFAS No. 137 delays the effective date of SFAS No. 133 for all fiscal quarters until fiscal years beginning after June 15, 2000.

     In June 2000, the FASB issued SFAS No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities", which amended SFAS No. 133. SFAS No. 138 amended SFAS No. 133 so that for interest rate hedges, a company may designate as the hedged risk, the risk of changes only in a benchmark interest rate. Also, credit risk is newly defined as the company-specific spread over the benchmark interest rate and may be hedged separately from, or in combination with, the benchmark interest rate. Initial application of SFAS No. 133, as amended, for the Company will begin January 1, 2001. The adoption of SFAS No. 133, as amended, is not expected to have a material impact on the Company's financial condition or results of operations.

     On January 1, 1999, the Company adopted the American Institute of Certified Public Accountants ("AICPA") Statement of Position ("SOP") 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." This statement provides guidance on when an insurance or other enterprise should recognize a liability for guaranty fund and other assessments and on how to measure such liability. The adoption of SOP 97-3 had no material impact on the financial position or results of operations.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     On January 1, 1999, the Company adopted AICPA SOP 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use." This SOP provides guidance for determining whether costs of software developed or obtained for internal use should be capitalized or expensed as incurred. In the past, the Company has expensed such costs as they were incurred. The adoption of SOP 98-1 had no material impact on the financial position or results of operations.

     In July 2000, the Emerging Issues Task Force (EITF) reached consensus on Issue No. 99-20, "Recognition of Interest Income and Impairment on Certain Investments". This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to evaluate these securities for an other-than-temporary decline in value. This consensus is effective for financial statements with fiscal quarters beginning after December 15, 2000. While the Company is currently in the process of quantifying the impact of EITF No. 99-20, the consensus provisions are not expected to have a material impact on the Company's financial condition or results of operations.

     In September 2000, the FASB issued SFAS 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" which replaces SFAS No. 125, "Accounting for Transfers and Services of Financial Assets and Extinguishments of Liabilities". This standard revises the methods for accounting for securitizations and other transfers of financial assets and collateral as outlined in SFAS No. 125, and requires certain additional disclosures. The Company does not expect the adoption of this standard to have a material effect on its financial position or results of operations.

2.   SIGNIFICANT TRANSACTIONS WITH AFFILIATES

     The Company has an agreement with Sun Life Assurance Company of Canada, which provides that Sun Life Assurance Company of Canada will furnish, as requested, personnel as well as certain services and facilities on a cost-reimbursement basis. Expenses under this agreement amounted to approximately $1,367,000, $2,045,000, and $1,037,000 in 2000, 1999, and
     1998, respectively. In 2000 and 1999, the Company also had an agreement with Sun Life Assurance Company of Canada (U.S.), its parent, whereby its parent will furnish, as requested, personnel as well as certain services and facilities on a cost-reimbursement basis. Expenses under this agreement totalled $1,918,000 and $3,507,000, respectively.

     The Company declared and paid dividends in the amounts of $4,700,000, $6,500,000, and $3,000,000 to Sun Life Assurance Company of Canada (U.S.) during 2000, 1999, and 1998, respectively. See Note 14 for dividend restrictions information.

     As more fully described in Note 7, the Company has been involved in several reinsurance transactions with Sun Life Assurance Company of Canada.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

3.   INVESTMENTS

     FIXED MATURITIES

     The amortized cost and fair value of fixed maturities were as follows (in 000's):

                                                                                   DECEMBER 31, 2000

                                                                                  GROSS        GROSS        ESTIMATED
                                                                  AMORTIZED     UNREALIZED   UNREALIZED        FAIR
                                                                    COST          GAINS       (LOSSES)        VALUE
                                                                  ----------------------------------------------------
     Fixed maturities available-for-sale:
         United States treasury securities, U.S. Government
           and agency securities                                  $   7,269      $     62    $       -     $    7,331
         Mortgage-backed securities                                   5,929            46           (4)         5,971
         Public utilities                                            16,185           130         (173)        16,142
         Transportation                                               7,572            97          (46)         7,623
         Finance                                                     15,630           397          (76)        15,951
         Corporate                                                   57,941         2,275       (2,391)        57,825
                                                                  ----------------------------------------------------
       Total fixed maturities available-for-sale                  $ 110,526      $  3,007    $  (2,690)    $  110,843
                                                                  ====================================================

                                                                                   DECEMBER 31, 1999

                                                                                  GROSS        GROSS        ESTIMATED
                                                                  AMORTIZED     UNREALIZED   UNREALIZED        FAIR
                                                                    COST          GAINS       (LOSSES)        VALUE
                                                                  ----------------------------------------------------
     Fixed maturities available-for-sale:
         United States treasury securities, U.S. Government
           and agency securities                                  $   9,659      $     13    $    (196)    $    9,476
         Mortgage-backed securities                                   4,974             9          (88)         4,895
         Public utilities                                            19,045             7         (590)        18,462
         Transportation                                              11,129             3         (156)        10,976
         Finance                                                     12,792             3         (268)        12,527
         Corporate fixed maturities                                  65,148           181       (1,725)        63,604
                                                                  ---------------------------------------------------
      Total fixed maturities available-for-sale                   $ 122,747      $    216    $  (3,023)    $  119,940
                                                                  ====================================================

     The amortized cost and estimated fair value by maturity periods for fixed maturities are shown below (in 000's). Actual maturities may differ from contractual maturities on mortgage-backed securities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

3.   INVESTMENTS (CONTINUED)

                                                                             DECEMBER 31, 2000

                                                                     AMORTIZED COST      FAIR VALUE
                                                                     ---------------   -------------
      Maturities of available-for-sale fixed securities:
                Due in one year or less                                $      9,709     $     9,520
                Due after one year through five years                        57,683          57,702
                Due after five years through ten years                       26,222          26,652
                Due after ten years                                          16,912          16,969
                                                                     ---------------   -------------

      Total                                                            $    110,526     $   110,843
                                                                     ===============   =============

     Gross gains of $137,000, and $829,000 and gross losses of $1,742,000, and $594,000 were realized on the voluntary sale of fixed maturities for the years ended December 31, 2000 and 1999, respectively. Fixed maturities with an amortized cost of approximately $404,000 and $405,000 at December 31, 2000 and 1999, respectively, were on deposit with governmental authorities as required by law.

     As of December 31, 2000 and 1999, 96% of the Company's fixed maturities were investment grade and there were no significant concentrations by issuer or by industry, other than U.S. Treasury securities. Investment grade securities are those that are rated "A" or better by nationally recognized rating agencies. The Company believes that unrealized losses are temporary in nature, and accordingly, no provisions for other than temporary impairment of value have been recorded. All of the Company's securities were income-producing for the period ending December 31, 2000 and 1999.

     MORTGAGE LOANS AND REAL ESTATE

     The Company invests in commercial first mortgage loans and real estate throughout the United States. Investments are diversified by property type and geographic area. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the properties' value at the time that the original loan is made. The Company had no real estate holdings at December 31, 2000 or 1999. The carrying value of mortgage net of applicable reserves were as follows (in 000's):

                                                          DECEMBER 31,

                                                      2000             1999
                                                 -------------    ------------
      Total mortgage loans                         $  26,876        $  26,244

     The Company monitors the condition of the mortgage loans in its portfolio. In those cases where mortgages have been restructured, appropriate allowances for losses have been made. In those cases where, in management's judgement, the mortgage loan's value has been impaired, appropriate losses are recorded. The Company has no restructured or impaired mortgage loans at December 31, 2000 and 1999, respectively, nor any allowances for losses or reserves for impaired loans.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

3.   INVESTMENTS (CONTINUED)

     Mortgage loans comprise the following property types and geographic regions in (000's):

                                                          DECEMBER 31,

     Property Type:                                 2000              1999
                                                 -------------    --------------
     Office building                              $     6,581      $      5,564
     Residential                                        1,099             1,134
     Retail                                             9,909             8,692
     Industrial/warehouse                               5,799             6,612
     Other                                              3,488             4,242
                                                 -------------    --------------

     Total                                        $    26,876      $     26,244
                                                 =============    ==============

                                                          DECEMBER 31,

     Geographic region:                             2000              1999
                                                 -------------    --------------
     Arizona                                      $     2,600      $      2,670
     California                                         1,564             2,208
     Florida                                            1,754               733
     Georgia                                            1,099             1,134
     Indiana                                            2,001             1,375
     Maryland                                           3,488             3,661
     Michigan                                             583               614
     Nevada                                             1,177             1,193
     New Jersey                                           865               911
     New York                                           3,384             3,776
     Ohio                                               1,262             1,271
     Pennsylvania                                       3,119             3,288
     Texas                                                694
     Utah                                               1,588             1,635
     Other                                              1,698             1,775
                                                 -------------    --------------

     Total                                        $    26,876      $     26,244
                                                 =============    ==============

At December 31, 2000, scheduled mortgage loan maturities were as follows (in 000's):

     2001                                          $   4,405
     2002                                              3,119
     2003                                              1,355
     2004                                              4,364
     2005                                              5,080
     Thereafter                                        8,553
                                                  -----------
     Total                                         $  26,876
                                                  ===========

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

3.   INVESTMENTS (CONTINUED)

     Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations,with or without prepayment penalties,and loans may be refinanced.

     The Company has made commitments of mortgage loans on real estate and other loans into the future. The outstanding commitments for these mortgages amount to $3,809,000 and $2,400,000 at December 31, 2000 and 1999,
     respectively.

4.   NET REALIZED INVESTMENT GAINS AND LOSSES

     Net realized investment gains (losses) consisted of the following (in 000's):

                                         2000          1999          1998
                                      ----------    ----------    ----------
     Fixed maturities                 $   (1,611)   $      236    $    1,022
     Mortgage loans                           --             8           359
     Real estate                              --           253           (13)
     Write-down of fixed maturities       (1,468)           --            --
                                      ----------    ----------    ----------
     Total                            $   (3,079)   $      497    $    1,368
                                      ==========    ==========    ==========

5.   NET INVESTMENT INCOME

     Net investment income consisted of the following (in 000's):

                                         2000          1999          1998
                                      ----------    ----------    ----------
     Fixed maturities                 $    9,490    $    9,059    $   10,185
     Mortgage loans                        2,432         3,121         3,956
     Real estate                              --          (156)           17
     Policy loans                             43            54            53
     Other                                    45            45            82
                                      ----------    ----------    ----------
         Gross investment income          12,010        12,123        14,293
     Less: Investment expenses               189           217           264
                                      ----------    ----------    ----------
         Net investment income        $   11,821    $   11,906    $   14,029
                                      ==========    ==========    ==========

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

6.   FAIR VALUE OF FINANCIAL INSTRUMENTS

     The following table presents the carrying amounts and estimated fair values of the Company's financial instruments at December 31, 2000 and 1999 (in 000's):

                                               DECEMBER 31, 2000         DECEMBER 31, 1999

                                             CARRYING    ESTIMATED     CARRYING    ESTIMATED
                                              AMOUNT     FAIR VALUE     AMOUNT     FAIR VALUE
                                           --------------------------------------------------
     Financial assets:
             Cash and cash equivalents      $    7,292   $    7,292   $   11,458   $   11,458
             Fixed maturities                  110,843      110,843      119,940      119,940
             Mortgages                          26,876       27,890       26,244       26,595
             Policy loans                          541          541          538          538
             Short-term investments             16,001       16,001        7,295        7,295

     Financial liabilities:
             Contractholder deposit funds   $   95,508   $   94,447   $  106,400   $  108,424
             Fixed annuity contracts             8,530        8,219        8,916        8,549

     The fair values of cash and cash equivalents are estimated to be cost plus accrued interest which approximates fair value. The fair values of short-term bonds are estimated to be the amortized cost. The fair values of publicly traded fixed maturities are based upon market prices or dealer quotes. For privately placed fixed maturities, fair values are estimated by taking into account prices for publicly traded securities of similar credit risk, maturity, repayment and liquidity characteristics. The fair values of mortgage loans are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

     Policy loans are stated at unpaid principal balances, which approximate fair value.

     The fair values of the Company's general account insurance reserves and contractholder deposits under investment-type contracts (insurance, annuity and pension contracts that do not involve mortality or morbidity risks) are estimated using discounted cash flow analyses or surrender values based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for all contracts being valued. Those contracts that are deemed to have short-term guarantees have a carrying amount equal to the estimated market value.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

7.   REINSURANCE

     GROUP INSURANCE

     The Company has an agreement with Sun Life Assurance Company of Canada whereby Sun Life Assurance Company of Canada reinsures the mortality risks of the group life insurance contracts. Under this agreement, certain death benefits are reinsured on a yearly renewable term basis. The agreement provides that Sun Life Assurance Company of Canada will reinsure the mortality risks in excess of $50,000 per policy for group life contracts ceded by the Company.

     The Company has an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of the group long-term disability contracts. Under this agreement, certain long-term disability benefits are reinsured on a yearly renewable term basis. The agreement provides that the unrelated company will reinsure $4,000 per policy per month for long-term disability contracts ceded by the Company.

     The effects of reinsurance were as follows (in 000's):

                                                                     FOR THE YEARS ENDED DECEMBER 31,
                                                                   ------------------------------------
                                                                      2000         1999         1998
                                                                   ----------   ----------   ----------
     Insurance premiums:
           Direct                                                  $   21,484   $   21,629   $   19,772
           Ceded                                                        3,674        3,780        3,547
                                                                   ----------   ----------   ----------
     Net Premiums                                                  $   17,810   $   17,849   $   16,225
                                                                   ==========   ==========   ==========

     Insurance and other individual policy benefits, and claims:
           Direct                                                  $   23,654   $   23,764   $   22,377
           Ceded                                                        4,273        3,611        2,354
                                                                   ----------   ----------   ----------
     Net policy benefits and claims                                $   19,381   $   20,153   $   20,023
                                                                   ==========   ==========   ==========

     The Company is contingently liable for the portion of the policies reinsured under each of its existing reinsurance agreements in the event the reinsurance companies are unable to pay their portion of any reinsured claim. Management believes that any liability from this contingency is unlikely. However, to limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

8.   RETIREMENT PLANS:

     PENSION PLAN

     The Company and certain affiliates participate with Sun Life Assurance Company of Canada in a non-contributory defined benefit pension plan covering essentially all employees. Benefits under all plans are based on years of service and employees' average compensation. The Company's funding policies for the pension plans are to contribute amounts which at least satisfy the minimum amount required by the Employee Retirement Income Security Act of 1974 ("ERISA"); currently the plans are fully funded. Most pension plan assets consist of separate accounts of Sun Life Assurance Company of Canada or other insurance company contracts.

     The following table sets forth the change in the pension plan's projected benefit obligations and assets, as well as the plan's funded status at December 31, 2000, 1999, and 1998 (in 000's):

                                                               YEAR ENDED DECEMBER 31,

                                                        2000            1999            1998
                                                    ------------    ------------    ------------
CHANGE IN PROJECTED BENEFIT OBLIGATION:
Projected benefit obligation at beginning of year   $     99,520    $    110,792    $     79,684

Service cost                                               5,242           5,632           4,506

Interest cost                                              7,399           6,952           6,452

Actuarial loss (gain)                                        579         (21,480)         21,975

Benefits paid                                             (3,065)         (2,376)         (1,825)
                                                    ------------    ------------    ------------
Projected benefit obligation at end of year         $    109,675    $     99,520    $    110,792
                                                    ============    ============    ============

CHANGE IN FAIR VALUE OF PLAN ASSETS:
Fair value of plan assets at beginning of year      $    158,271    $    151,575    $    136,610

Actual return on plan assets                               8,218           9,072          16,790
Benefits paid                                             (3,285)         (2,376)         (1,825)
                                                    ------------    ------------    ------------
Fair value of plan assets at end of year            $    163,204    $    158,271    $    151,575
                                                    ============    ============    ============

Funded status                                       $     53,529    $     58,752    $     40,783

Unrecognized net actuarial loss                          (12,620)        (20,071)         (2,113)
Unrecognized transition obligation                       (20,561)        (22,617)        (24,674)
Unrecognized prior service cost                            6,501           7,081           7,661
                                                    ------------    ------------    ------------

Prepaid benefit cost                                $     26,849    $     23,145    $     21,657
                                                    ============    ============    ============

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

8.   RETIREMENT PLANS (CONTINUED):

     The following table sets forth the components of the net periodic pension cost for the years ended December 31, 2000, 1999 and 1998 (in 000's).

                                                           YEAR ENDED DECEMBER 31,

                                                      2000          1999          1998
                                                  ---------------------------------------

     COMPONENTS OF NET PERIODIC BENEFIT COST:
     Service cost                                  $    5,242    $    5,632    $    4,506

     Interest cost                                      7,399         6,952         6,452

     Expected return on plan assets                   (13,723)      (12,041)      (10,172)

     Amortization of transition obligation asset       (2,056)       (2,056)       (2,056)

     Amortization of prior service cost                   580           580           580

     Recognized net actuarial gain                     (1,146)         (554)         (677)
                                                  ---------------------------------------
     Net periodic benefit cost                     $   (3,704)   $   (1,487)   $   (1,367)
                                                  =======================================
     The Company's share of net periodic benefit   $       52    $       63    $       65
                                                  =======================================

     The projected benefit obligations were based on calculations that utilize certain assumptions. The assumed weighted average discount rate was 7.5% for the years ended December 31, 2000 and 1999. The expected return on plan assets for 2000 and 1999 was 8.75% and the assumed rate of compensation increase for both 2000 and 1999 was 4.50%.

     The Company and certain affiliates also participate with Sun Life
     Assurance Company of Canada and certain affiliates in a 401(k) savings plan for which substantially all employees are eligible. Under the various plans the Company matches, up to specified amounts, employees' contributions to the plan. The Company's contributions were $8,000 and $26,000 for the years ended December 31, 2000 and 1999, respectively.

     OTHER POST-RETIREMENT BENEFIT PLANS

     In addition to pension benefits, the Company and certain affiliates provide certain health, dental, and life insurance benefits ("postretirement benefits") for retired employees and dependents. Substantially all employees of the participating companies may become eligible for these benefits if they reach normal retirement age while working for the Company, or retire early upon satisfying an alternate age plus service condition. Life insurance benefits are generally set at a fixed amount. The following table sets forth the change in other postretirement benefit plans' obligations and assets, as well as the plans' funded status at December 31, 2000, 1999 and 1998 (in 000's).

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

8.  RETIREMENT PLANS (CONTINUED):

                                                                   2000                1999                1998
                                                             -------------------------------------------------------
     CHANGE IN BENEFIT OBLIGATION:
     Benefit obligation at beginning of year                  $     12,217         $     10,419          $    9,845

     Service cost                                                      529                  413                 240

     Interest cost                                                   1,139                  845                 673

     Actuarial loss                                                  3,665                1,048                 308

     Benefits paid                                                   (465)                 (508)               (647)
                                                              ------------------------------------------------------

     Benefit obligation at end of year                        $     17,085         $     12,217          $   10,419
                                                              ======================================================

     CHANGE IN FAIR VALUE OF PLAN ASSETS:
     Fair value of plan assets at beginning of year           $          -         $          -          $        -

     Employer contributions                                            465                  508                 647

     Benefits paid                                                    (465)                (508)               (647)
                                                              ------------------------------------------------------
     Fair value of plan assets at end of year                 $          -         $          -          $        -
                                                              ======================================================

     Funded Status                                            $    (17,085)        $    (12,217)         $   (10,419)
     Unrecognized net actuarial loss                                 4,914                1,469                  586
     Unrecognized transition obligation                                 95                  140                  185
                                                              ------------------------------------------------------
     Prepaid (accrued) benefit cost                           $    (12,076)        $    (10,608)         $    (9,648)
                                                              ======================================================

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

8.   RETIREMENT PLANS (CONTINUED):

     The following table sets forth the components of the net periodic postretirement benefit costs for the years ended December 31, 2000, 1999 and 1998 (in 000's).

                                                                   2000               1999                1998
                                                             ---------------------------------------------------
     COMPONENTS OF NET PERIODIC BENEFIT COST

     Service cost                                             $      529          $      413         $      239


     Interest cost                                                 1,139                 845                673

     Amortization of transition obligation(asset)                     45                  45                 45

     Recognized net actuarial loss (gain)                            219                 164                (20)
                                                              --------------------------------------------------

     Net periodic benefit cost                                $    1,932          $    1,467          $     937
                                                              ==================================================

     The Company's share of net periodic benefit cost         $       11          $        9          $       6
                                                              ==================================================

     In order to measure the postretirement benefit obligation at December 31, 2000 the Company assumed a 10.9% annual rate of increase in the per capita cost of covered health care benefits (5.5% for dental benefits). These rates were assumed to decrease gradually to 5.0% for 2006 and remain at that level thereafter. Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. For example, increasing the health care cost trend rate assumptions by one percentage point in each year would increase the accumulated postretirement benefit obligation at December 31, 2000 by $3.4 million, and the aggregate of the service and interest cost components of net periodic postretirement benefit expense for 2000 by $405 thousand. Conversely, decreasing assumed rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation at December 31, 2000 by $2.8 million, and the aggregate of the service and interest cost components of net periodic postretirement benefit expense for 2000 by $320 thousand. The assumed weighted average discount rate used in determining the postretirement benefit obligation for both 2000 and 1999 was 7.50%.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

9.   FEDERAL INCOME TAXES

     The Company files a consolidated federal income tax return with Sun Life Assurance Company of Canada (U.S.) and other affiliates as previously described in Note 1. Federal income taxes are calculated as if the Company was filing a separate federal income tax return. A summary of the components of federal income tax expense in the statements of income for the years ended December 31, was as follows (in 000's):

                                                           2000             1999             1998
                                                          -------          -------          -------
      Federal income tax expense:
      Current                                             $ 2,112           $1,301           $2,206
      Deferred                                             (1,154)             879              517
                                                          --------          ------           ------

      Total                                               $   958           $2,180           $2,723
                                                          ========          ======           ======

     Federal income taxes attributable to the operations are different from the amounts determined by multiplying income before federal income taxes by the expected federal income tax rate of 35%. The Company's effective rate differs from the federal income tax rate as follows:

                                                             2000            1999             1998
                                                           --------        --------        --------
      Expected federal income tax expense                   $  944          $ 2,322         $  2,914
      Other                                                     14            (142)            (191)

                                                            -------         --------        --------

      Federal income tax expense                            $  958          $ 2,180         $  2,723
                                                            =======         ========        ========

     The net deferred income tax liability represents the tax effects of temporary differences between the carrying amounts of assets and liabilities used for financial reporting purposes and the amounts used for income tax purposes. The components of the Company's deferred tax assets and liabilities as of December 31 were as follows:

                                                                   2000         1999
                                                                ---------    ---------
      Deferred tax assets:
          Investments, net                                       $   650      $   799
          Actuarial liabilities                                    4,442        2,020
          Other                                                        -        3,349
                                                                 --------     -------
      Total deferred tax assets                                    5,092        6,168
                                                                 --------     -------

      Deferred tax liabilities:
          Deferred policy acquisition costs (DAC)                  (6,418)     (7,842)
          Other                                                      (235)          -
                                                                 --------     -------

      Total deferred tax liabilities                               (6,653)     (7,842)
                                                                 --------     -------

      Net deferred tax liabilities                               $ (1,561)   $ (1,674)
                                                                 =========   ========

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

9.   FEDERAL INCOME TAXES (CONTINUED)

     The Company makes payments under the tax sharing agreements as if it were filing as a separate company. Cash payments for federal income taxes were approximately $701,000 and $2,521,000, for the years ended December 31, 2000 and 1999, respectively.

     The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"), and provisions are made in the consolidated financial statements in anticipation of the results of these audits. The Company is currently under audit by the IRS for the years 1994 and 1995. In the Company's opinion, adequate tax liabilities have been established for all years and any adjustments that might be required for the years under audit will not have a material effect on the Company's financial statements. However, the amounts of these tax liabilities could be revised in the future if estimates of the Company's ultimate liability are revised.

10.  LIABILITY FOR UNPAID CLAIMS AND CLAIMS ADJUSTMENT EXPENSES

     Activity in the liability for unpaid claims and claims adjustment expenses related to the group life and group disability products is summarized below (in 000's):

                                                          2000               1999
                                                     ---------------    ---------------
      Balance at January 1                           $      17,755       $     15,002
      Less reinsurance recoverables                         (4,036)            (3,232)
                                                     ---------------     --------------
      Net balance at January 1                              13,719             11,770
                                                     ---------------     --------------
      Incurred related to:
        Current year                                        10,670             12,187
        Prior years                                            (14)            (1,487)
                                                     ---------------     --------------
      Total incurred                                        10,656             10,700
                                                     ---------------     --------------
      Paid losses related to:
        Current year                                        (5,473)            (6,755)
        Prior years                                         (3,395)            (1,996)
                                                     ---------------     --------------
      Total paid                                            (8,868)            (8,751)
                                                     ---------------     --------------

      Net balance at December 31                            20,574             17,755
      Less reinsurance recoverables                         (5,067)            (4,036)
                                                     ---------------     --------------
      Balance at December 31                         $      15,507       $     13,719
                                                     ===============     ==============

The Company regularly updates its estimates of liabilities for unpaid claims and claims adjustments expenses as new information becomes available and further events occur which may impact the resolution of unsettled claims for its individual and group disability lines of business. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

11.  DEFERRED POLICY ACQUISITION COSTS

     The following illustrates the changes to the deferred policy acquisition cost asset (in 000's):

                                                                         2000                1999
                                                                     -----------         -----------
       Balance at January 1                                           $   27,893           $  26,107
           Acquisition costs deferred                                      1,901               2,651
           Amortized to expense during year                              (5,844)              (2,670)
           Adjustment for unrealized investment gains (losses)
             during year                                                   (151)                1,805
                                                                      ----------           ----------
       Balance at December 31                                         $   23,799           $   27,893
                                                                      ==========           ==========

12.  SEGMENT INFORMATION

     The Company conducts business principally in three operating segments and maintains a corporate segment to provide for the capital needs of the various operating segments and to engage in other financing-related activities. Each segment was defined consistent with the way results are evaluated by the chief operating decision-maker. Net investment income is allocated based on segmented assets by line of business.

     WEALTH MANAGEMENT

     The Wealth Management segment markets and administers both individual fixed and variable annuity products.

     GROUP PROTECTION

     The Group Protection segment markets and administers group life insurance, long-term disability and short-term disability products. These products are sold to employers that provide group benefits for their employees.

     INDIVIDUAL PROTECTION

     The only individual products offered are conversions from the group life products.

     CORPORATE

     The Corporate segment includes the unallocated capital of the Company and items not otherwise attributable to the other segments. Management evaluates the results of the operating segments on an after-tax basis. The Company does not materially depend on one or a few customers, brokers or agents. The following amounts pertain to the various business segments (in 000's):

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

12.  SEGMENT INFORMATION  (CONTINUED)

                                                           YEAR ENDED DECEMBER 31, 2000

                                                                        PRETAX
                                    TOTAL              TOTAL            INCOME        NET OPERATING             TOTAL
                                  REVENUES         EXPENDITURES         (LOSS)         INCOME(LOSS)            ASSETS
                                --------------    ----------------    ------------    ----------------      --------------
      Wealth Management         $      20,066     $        18,033     $     2,033     $     1,307           $     711,141
      Group Protection                 17,194              15,350           1,844           1,199                  30,514
      Individual Protection               224                 301             (77)            (50)                  1,040
      Corporate                        (1,179)                (76)         (1,103)           (717)                 10,677
                                --------------    ----------------    ------------    ----------------      --------------
                         Total  $      36,305     $        33,608     $     2,697     $     1,739           $     753,372
                                ==============    ================    ============    ================      ==============

                                                             YEAR ENDED DECEMBER 31, 1999

      Wealth Management             $  20,565          $   16,234         $ 4,331     $     2,958           $     804,824
      Group Protection                 16,415              15,541             874             568                  25,172
      Individual Protection               391                  56             335             218                     483
      Corporate                         1,268                 173           1,095             711                   4,121
                                --------------    ----------------    ------------    ----------------      --------------
                         Total      $  38,639          $   32,004         $ 6,635     $     4,455           $     834,600
                                ==============    ================    ============    ================      ==============

                                                             YEAR ENDED DECEMBER 31, 1998

      Wealth Management              $ 21,174          $   16,896         $ 4,278             $ 3,295           $ 703,694
      Group Protection                 15,259              13,023           2,236               1,526              23,297
      Individual Protection               294                 558            (264)               (171)              7,493
      Corporate                         2,329                 253           2,076                 953               9,277
                                --------------    ----------------    ------------    ----------------      --------------
                         Total       $ 39,056          $   30,730         $ 8,326             $ 5,603           $ 743,761
                                ==============    ================    ============    ================      ==============

13.  REGULATORY FINANCIAL INFORMATION

     The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory net income and capital stock and surplus differs from net income and shareholder's equity reported in accordance with GAAP for stock life insurance companies primarily because, under statutory basis accounting, policy acquisition costs are expensed when incurred, reserves are based on different assumptions, investments are valued differently, post-retirement benefit costs are based on different assumptions and reflect a different method of adoption, and income tax expense reflects only taxes paid or currently payable.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

13.  REGULATORY FINANCIAL INFORMATION (CONTINUED)

     The following information reconciles statutory net income and statutory surplus with net income and equity on a GAAP basis (in 000's):

                                                                             YEAR ENDED DECEMBER 31,

                                                                   2000                   1999               1998
                                                                -----------           -----------         ----------
      Statutory net income                                        $   2,589            $   4,710           $   6,685

      Adjustments to GAAP for life insurance companies:
        Statutory interest maintenance reserve                        (180)                  254                 320
        Investment income and realized gains (losses)               (2,454)                2,599                 254
        Policyowner benefits                                          3,515               (2,205)             (2,967)
        Deferred policy acquisition costs                            (3,943)                 (19)              1,836
        Deferred income taxes                                         2,069                 (880)               (516)
        Other, net                                                      143                   (4)                 (9)
                                                                -----------            ---------           ---------
      GAAP net income                                           $     1,739            $   4,455           $   5,603
                                                                ===========            =========           =========

                                                                            DECEMBER 31,

                                                                         2000              1999
                                                                      ----------         ---------
      Statutory capital stock and surplus                              $   39,560         $  41,346

      Adjustments to GAAP for life insurance companies:
        Valuation of investments                                          (3,859)            (2,185)
        Deferred policy acquisition costs                                 23,799             27,893
        Future policy benefits and
           Contractholder deposit funds                                   (5,566)           (10,547)
        Deferred income taxes                                             (1,561)            (1,674)
        Statutory interest maintenance reserve                               297                554
        Statutory asset valuation reserve                                    884              1,210
        Other, net                                                         1,866               (149)
                                                                       ----------         ---------
      GAAP equity                                                      $   55,420         $  56,448
                                                                       ==========         =========

14.  DIVIDEND RESTRICTIONS

     The Company's ability to pay dividends is subject to certain restrictions. New York has enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of the Company.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

14.  DIVIDEND RESTRICTIONS (CONTINUED)

     On September 20, 2000, New York insurance law was amended to permit a domestic stock life insurance company to distribute a dividend to its shareholders, without notice to the Superintendent of Insurance of the State of New York, where the aggregate amount of such dividend in any calendar year does not exceed the lesser of: (1) ten percent of its surplus to policyholders as of the immediately preceding calendar year; or
     (2) its net gain from operations for the immediately preceding calendar year, not including realized capital gains. Under the previous law, domestic stock life insurers were prohibited from distributing any dividends to shareholders unless the insurer filed a notice of its intention to declare a dividend and its amount with the Superintendent at least 30 days in advance of the proposed declaration, and such proposed distribution was not disapproved by the Superintendent. Dividends in the amount of $4,700,000, $6,500,000, and $3,000,000 were declared and paid during 2000, 1999, and 1998, respectively, by the Sun Life Insurance and Annuity Company of New York to the Company. These dividends were approved by the Board of Directors and the State of New York Insurance Department.

15.  COMMITMENTS AND CONTINGENCIES

     REGULATORY AND INDUSTRY DEVELOPMENTS

     Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments.

     LITIGATION

     The Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary and punitive damages have been asserted. Although there can be no assurance, management, at the present time, does not anticipate that the ultimate liability arising from such pending and threatened litigation will have a material effect on the financial condition or operating results of the Company.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

15.  COMMITMENTS AND CONTINGENCIES (CONTINUED)

LEASE COMMITMENTS

The Company leases various facilities and equipment under operating leases with terms of up to 10 years. As of December 31, 2000, minimum future lease payments under such leases are as follows (in 000's):

                              2001                               $  250,520
                              2002                                  262,264
                              2003                                  270,072
                              2004                                  180,048
                              Thereafter                                  -
                                                                 ----------
                             Total                               $  962,904
                                                                 ==========

Total rental expense for the years ended December 31, 2000, 1999 and 1998 was $419,000, $565,000, and $407,000, respectively.

INDEPENDENT AUDITORS' REPORT


To the Board of Directors and Stockholder of Sun Life Insurance and Annuity Company of New York:

We have audited the accompanying balance sheets of Sun Life Insurance and Annuity Company of New York (the "Company") as of December 31, 2000 and 1999, and the related statements of income, stockholder's equity, comprehensive income and of cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Sun Life Insurance and Annuity Company of New York as of December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts


February 7, 2001

                                     PART C

                                OTHER INFORMATION


Item 24.  FINANCIAL STATEMENTS AND EXHIBITS

      (a)  The following Financial Statements are included in this Registration
Statement:

A.    Condensed Financial Information--Accumulation Unit Values. (Part A)

B.    Financial Statements of the Registrant: (Part B)

      1.   Statement of Condition, December 31, 2000;

      2.   Statement of  Operations, Year Ended December 31, 2000;

      3. Statements of Changes in Net Assets, Years Ended December 31, 2000 and 1999;

      4.   Notes to Financial Statements; and

      5.   Independent Auditors' Report.

C.    Financial Statements of the Depositor:

      1. Statements of Admitted Assets, Liabilities and Capital Stock and Surplus, December 31, 2000 and 1999;

      2.   Statements of Operations, Years Ended December 31, 2000, 1999 and
           1998;

      3. Statements of Changes in Capital Stock and Surplus, Years Ended December 31, 2000, 1999 and 1998;

      4.   Statements of Cash Flow, Years Ended December 31, 2000, 1999 and
           1998;

      5.   Notes to Financial Statements; and

      6.   Independent Auditors' Report.

      (b) The following Exhibits are incorporated in this Registration Statement by reference unless otherwise indicated:

      (1) Resolution of the Board of Directors of the depositor dated December 3, 1984, authorizing the establishment of the Registrant (Incorporated herein by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4, Registration No. 333-05037);

      (2)  Not applicable;

      (3) (a) Form of Marketing Coordination and Administrative Services Agreement between the depositor, MFS Fund Distributors, Inc. and Clarendon Insurance Agency, Inc. dated December 3, 1984 (Incorporated herein by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4, Registration
               No. 333-05037);

           (b)(i)   Specimen Sales Operations and General Agent Agreement*;

           (b)(ii)  Specimen Broker-Dealer Supervisory and Service Agreement*;

           (b)(iii) Specimen Registered Representatives Agent Agreement*;

      (4) Compass 2 Flexible Payment Deferred Combination Variable and Fixed Annuity Contract (Incorporated herein by reference to Post-Effective No. 18 to Registration Statement on Form N-4, Registration No. 2-95003, filed April 23, 1998);

      (5) Form of Application used with the variable annuity contract filed as Exhibit (4) (Incorporated herein by reference to Post-Effective
           No. 18 to Registration Statement on Form N-4, Registration No. 2-95003, filed April 23, 1998);

      (6) Declaration of Intent and Charter and the by-laws of the Depositor (Incorporated herein by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4, Registration No. 333-05037);

      (7)  Not Applicable;

      (8)  Not Applicable;

      (9)  Previously filed;

      (10) (a) Consent of Deloitte & Touche*;

           (b) Representation of Counsel*;

      (11) None;

      (12) Not Applicable;

      (13) Schedule for Computation of Performance Quotations (Incorporated herein by reference to Post-Effective No. 18 to Registration Statement on Form N-4, Registration No. 2-95003, filed April 23,
           1998);

      (15) (a) Powers of Attorney (Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4, File
                No. 333-41629, filed April 2001);

      (16) Organizational Chart (Incorporated by reference from Exhibit 16 to Post-Effective Amendment No. 3 to Registration Statement on Form N-4, File No. 333-30844, file February 9, 2001).

*Filed herwith.

      Item 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal                           Positions and Offices
Business Address                             with the Depositor
------------------                           ----------------------

Donald A. Stewart                            Chairman and Director
150 King Street West
Toronto, Ontario
Canada  M5H 1J9

C. James Prieur                               Vice Chairman and Director
150 King Street West
Toronto, Ontario
Canada  M5H 1J9

James A. McNulty, III                        President and Director
One Sun Life Executive Park
Wellesley Hills, MA  02481

Donald B. Henderson, Jr.                     Director
125 West 55th Street
New York, NY 10019

David D. Horn                                Director
Strong Road
New Vineyard, ME 04956

John G. Ireland                              Director
680 Steamboat Road
Greenwich, CT 06830

Name and Principal                           Positions and Offices
Business Address                             with the Depositor
------------------                           ----------------------
Angus A. MacNaughton                         Director
Genstar Investment Corporation
555 California Street, Suite 4850
San Francisco, CA  94104

Peter R. O'Flinn                             Director
125 West 55th Street
New York, NY 10019

Fioravante G. Perrotta                       Director
13 Clark Lane
Essex, CT 06426

Ralph F. Peters                              Director
55 Strimples Mill Road
Stockton, NJ 08559

S. Caesar Raboy                              Director
220 Boylston Street
Boston, MA  02110

William W. Stinson                           Director
Canadian Pacific Limited
1800 Bankers Hall, East Tower
855 - 2nd Street S.W.
Calgary, Alberta
Canada  T2P 4ZH

Frederick B. Whittemore                      Director
1221 Avenue of the Americas
New York, NY  10020

James C. Baillie
Torys
Suite 300, Maritime Life Tower
Toronto, Ontario M5KIN2

James M.A. Anderson                          Vice President, Investment
One Sun Life Executive Park
Wellesley Hills, MA 02481

Peter F. Demuth                              Vice President and
One Sun Life Executive Park                  Chief Counsel and
Wellesley Hills, MA  02481                   Assistant Secretary

Ronald J. Fernandes                          Vice President, Retirement
One Copley Place                             Products and Services
Boston, MA 02116

Ellen B. King
One Sun Life Executive Park                  Senior Counsel and Secretary
Wellesley Hills, MA  02481

Davey S. Scoon                               Vice President, Finance, Controller
One Sun Life Executive Park                  and Treasurer
Wellesley Hills, MA  02481

Robert P. Vrolyk                             Vice President and Actuary
One Sun Life Executive Park
Wellesley Hills, MA  02481

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

      No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of Sun Life Insurance and Annuity Company of New York which is a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.). Sun Life Assurance Company of Canada (U.S.) is a wholly-owned subsidiary of Sun Life Financial Services of Canada Inc.

      The organizational chart of Sun Life Assurance Company of Canada Inc is incorporated herein by reference to Exhibit 16 to Post-Effective Amendment
No. 3 to the Registration Statement on Form N-4, (File No. 333-30844), filed on February 9, 2001.

     None of the companies listed in such Exhibit 16 is a subsidiary of the Registrant; therefore the only financial statements being filed are those of Sun Life Insurance and Annuity Company of New York.

Item 27.       NUMBER OF CONTRACT OWNERS

          As of April 26, 2001 there were 1,130 qualified and 1,193 non-qualified Contracts issued by the Depositor with respect to the securities registered pursuant to this Registration Statement.

Item 28.       INDEMNIFICATION

          Article 5, Section 5.6 of the By-laws of Sun Life Insurance and Annuity Company of New York, a copy of which was filed as Exhibit A.(6)(b) to the Registration Statement of the Registrant on Form N-8B-2 (File No. 811-4183), provides for indemnification of directors, officers and employees of Sun Life Insurance and Annuity Company of New York.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Insurance and Annuity Company of New York pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (N.Y.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (N.Y.) of expenses incurred or paid by a director, officer, or controlling person of Sun Life (N.Y.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (N.Y.) will, unless in the opinion of their counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  PRINCIPAL UNDERWRITERS

     (a) Clarendon Insurance Agency, Inc., which is a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, F, G, H, and I, Sun Life (N.Y.)

Variable Accounts A and C and Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account.

           Name and Principal                         Positions and Officers
           Business Address*                          with Underwriter
           -----------------                          ----------------
           William Franca.............................Managing Principal
           Davey S. Scoon.............................Treasurer and Director
           James M. A. Anderson.......................Director
           Ronald J. Fernandes........................Director
           James A. McNulty, III......................Director
           George E. Maden............................Secretary and Clerk
           William T. Evers...........................Assistant Secretary and Clerk
           Maura A. Murphy............................Assistant Secretary and Clerk
           Cynthia M. Orcutt..........................Vice President
           Norton A. Goss, II.........................Assistant Vice President
           Stephen J. Yarina..........................Tax Officer

------------------------
* The principal business address of all directors and officers of the principal underwriter except Messrs, Fernandes, Goss and Franca is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. The principal business address of Messrs, Fernandes, Goss and Franca is One Copley Place, Boston, Massachusetts 02116.

(c)  Inapplicable.

Item 30.       LOCATION OF ACCOUNTS AND RECORDS

          Accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by Sun Life Insurance and Annuity Company of New York, in whole or in part, at its Home Office at 80 Broad Street, New York, New York 10004, at the offices of Sun Life Assurance Company of Canada (U.S.) at One Copley Place, Boston Massachusetts 02116 and One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481 or at the offices of Clarenden Insurance Agency, Inc. at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

Item 31.       MANAGEMENT SERVICES

Not applicable.

Item 32.       UNDERTAKINGS

     The Registrant hereby undertakes:

     (a) To file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted;

     (b) To include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an Applicant can check to request a Statement of Additional Information, or (2) a post card or simiilar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information;

     (c) To deliver any Statement of Additional Information and any financial statements required to be made available under SEC Form N-4 promptly upon written or oral request.

     (d) Representation with respect to Section 26(e) of the Investment Company Act of 1940.

          Sun Life Insurance and Annuity Company of New York represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the insurance company.

          Registrant is relying on the no-action letter issued by the Division of Investment Management of the Securities and Exchange Commission to the American Council of Life Insurance, Ref. No. IP-6-88, dated November 28,
1988, the requirements for which have been complied with by Registrant.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 22 pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf, in the Town of Wellesley Hills, Commonwealth of Massachusetts on the 30th day of April, 2001.

                                         SUN LIFE (N.Y.)
                                           VARIABLE ACCOUNT B

                                         (Registrant)

                                         SUN LIFE INSURANCE AND ANNUITY
                                           COMPANY OF NEW YORK

                                         (Depositor)

                                         By:   /s/ JAMES A. McNULTY, III
                                            -------------------------------
                                                    James A. McNulty, III
                                                    President

Attest:  /s/ EDWARD M. SHEA
       ---------------------------
             Edward M. Shea
        Assistant Vice President and Senior Counsel

     As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities with the Depositor, and on the dates indicated.

     Signature                        Title                        Date
     ---------                        -----                        ----

   /s/ JAMES A. McNULTY, III        President and Director    April 30, 2001
------------------------------      (Principal Executive
       James A. McNulty, III        Officer)

     Signatures                       Title                       Date
     ----------                       -----                       ----


    /s/ DAVEY S. SCOON           Vice President, Finance,     April 30, 2001
------------------------------  Controller and Treasurer
        Davey S. Scoon          (Principal Financial &
                                  Accounting Officer)


     Signatures                       Title                       Date
     ----------                       -----                       ----


*  /s/ SANDRA M. DADALT              Attorney-in-Fact for:      April 30, 2001
------------------------------       Donald A. Stewart, Chairman and Director
       Sandra M. DaDalt              C. James Prieur, Vice Chairman and Director
                                     Donald B. Henderson Jr., Director
                                     Peter R. O'Flinn, Director
                                     Fioravante G. Perrotta, Director
                                     Ralph F. Peters, Director
                                     Frederick B. Whittemore, Director
                                     James C. Baillie, Director
                                     David D.Horn, Director
                                     Angus A. McNaughton, Director
                                     S. Caesar Raboy, Director
                                     William W. Stinson, Director